                                                   Filed Pursuant to Rule 485(b)
                                                       Registration No. 33-18030
                                                                        811-5371

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                      Pre-Effective Amendment No.                            [ ]
                                                  ----
                     Post-Effective Amendment No.  8                         [X]
                                                  ----

                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 12
                                             ----

                             RUSSELL INSURANCE FUNDS
               (Exact Name of Registrant as Specified in Charter)
                     909 A STREET, TACOMA, WASHINGTON 98402
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (253) 627-7001
                                                           --------------

                                Karl J. Ege, Esq.
                             Russell Insurance Funds
                                  909 A Street
                            Tacoma, Washington 98402
                     (Name and Address of Agent for Service)

        Approximate date of commencement of proposed sale to the public:
  As soon as practical after the effective date of the Registration Statement.

Approximate Date of Proposed Public Offering:
      It is proposed that this filing will become effective (check appropriate box)
      (   )   immediately upon filing pursuant to paragraph (b)
      (   )   on April 30, 1999 pursuant to paragraph (b)
      (   )   60 days after filing pursuant to paragraph (a)(1)
      (   )   on ( date) pursuant to paragraph (a)(1)
      (   )   75 days after filing pursuant to paragraph (a)(2)
      ( X )   on April 28, 2000 pursuant to paragraph (a)(2) of rule 485.
      If appropriate, check the following box:
      (   )   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

RUSSELL INSURANCE FUNDS

                 FRANK RUSSELL INVESTMENT COMPANY
RUSSELL INSURANCE FUNDS

PROSPECTUS

MULTI-STYLE EQUITY FUND
AGGRESSIVE EQUITY FUND
NON-U.S. FUND
REAL ESTATE SECURITIES FUND
CORE BOND FUND

APRIL 28, 2000


909 A STREET, TACOMA, WA  98402 . 800-787-7343 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


[RUSSELL LOGO]

                               TABLE OF CONTENTS


Risk/Return Summary.........................................      3
    Investment Objective, Principal Investment Strategies
     and Principal Risks....................................      3
    Performance.............................................      7
    Fees and Expenses.......................................     12
Summary Comparison of the Funds.............................     14
The Purpose of RIF..........................................     14
Frank Russell Company--Consultant to RIF....................     14
Multi-Style, Multi-Manager Diversification..................     15
Investment Objective and Principal Investment Strategies....     16
Risks.......................................................     24
Management of the Funds.....................................     29
The Money Managers..........................................     30
Portfolio Turnover..........................................     31
Dividends and Distributions.................................     31
Taxes.......................................................     32
How Net Asset Value Is Determined...........................     32
Purchase of Fund Shares.....................................     33
Redemption of Fund Shares...................................     33
Financial Highlights........................................     34
Money Manager Information...................................     39

                 (This page has been left blank intentionally.)

                              RISK/RETURN SUMMARY



   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS



MULTI-STYLE EQUITY FUND
----------------------------



INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Multi-Style Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies. These
STRATEGIES           companies are predominately US based.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

PRINCIPAL RISKS      An investment in the Multi-Style Equity Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, using a multi-manager approach, securities
                     lending and exposing liquidity reserves to equity markets.
                     Please refer to the "Risks" section later in this Prospectus for further details.



AGGRESSIVE EQUITY FUND
---------------------------



INVESTMENT           To provide capital appreciation by assuming a higher level
OBJECTIVE            of volatility than is ordinarily expected from the
                     Multi-Style Equity Fund by investing in equity securities.

PRINCIPAL            The Aggressive Equity Fund invests primarily in common
INVESTMENT           stocks of small and medium capitalization companies. These
STRATEGIES           companies are predominately US based. The Fund's investments may include companies that have been publicly traded for
                     less than five years and smaller companies, such as
                     companies not listed in the Russell 2000-Registered
                     Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times. A portion of the Fund's investments may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Aggressive Equity Fund, like any
                     investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, particularly securities of small capitalization companies, using a multi-manager approach, securities
                     lending and exposing liquidity reserves to equity markets.
                     Please refer to the "Risks" section later in this Prospectus for further details.



NON-U.S. FUND
--------------



INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

PRINCIPAL            The Non-U.S. Fund invests primarily in equity securities
INVESTMENT           issued by companies domiciled outside the US and in
STRATEGIES           depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the
                     Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's
                     overall volatility by combining an investment in this Fund with investments in US equities.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times. A portion of the Fund's investments may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Non-U.S. Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are
                     those associated with investing in equity securities,
                     particularly in international securities, using a
                     multi-manager approach, securities lending and exposing
                     liquidity reserves to equity markets. Please refer to the
                     "Risks" section later in this Prospectus for further
                     details.

REAL ESTATE SECURITIES FUND
--------------------------------



INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income, while maintaining the potential for capital appreciation.

PRINCIPAL            The Real Estate Securities Fund seeks to achieve its
INVESTMENT           objective by concentrating its investments in equity
STRATEGIES           securities of issuers whose value is derived primarily from development, management and market pricing of underlying
                     real estate properties. The Fund invests primarily in
                     securities of companies known as real estate investment
                     trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties.
                     The Fund may also invest in equity and debt securities of
                     other types of real estate-related companies. The Fund
                     invests in companies which are predominantly US based.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     The Fund intends to be fully invested at all times. A portion of the Fund's investments may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

PRINCIPAL RISKS      An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in
                     the Fund are those associated with investing in equity
                     securities, including in securities of companies
                     concentrated in the real estate market, using a
                     multi-manager approach, securities lending and exposing
                     liquidity reserves to equity markets. Please refer to the
                     "Risks" section later in this Prospectus for further
                     details.



CORE BOND FUND
------------------



INVESTMENT           To maximize total return, through capital appreciation and
OBJECTIVE            income by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income
                     securities.

PRINCIPAL            The Core Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The
                     Fund may invest up to 25% of its assets in debt securities that are rated

                     below investment grade. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed income market. The Fund employs multiple money managers, each with complementary expertise in the fixed income markets.

PRINCIPAL RISKS      An investment in the Core Bond Fund, like any investment,
                     has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities
                     (including non-investment grade fixed-income securities),
                     municipal obligations, repurchase agreements and
                     international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

                                  PERFORMANCE



    The following bar charts illustrate the risks of investing in each of the Funds by showing how the performance of each Fund varies from year to year. The highest and lowest quarterly returns during the period shown in the bar charts for each of the Funds is set forth below the bar charts. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.



    The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for the periods shown compare with the returns of certain indexes that measure broad market performance.



    Past performance is no indication of future results.


--------------------------------------------------------------------------------


                            MULTI-STYLE EQUITY FUND



                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  28.53%
1998  28.71%
1999  17.17%


                          BEST QUARTER: 23.04% (4Q/98)
                        WORST QUARTER: (13.05)% (3Q/98)



      -------------------------------------------------------------------------------------------
                                                                                         SINCE
      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999   1 YEAR    INCEPTION*
      --------------------------------------------------------------------   ------    ----------
      Multi-Style Equity Fund.........................................       17.17%      24.73%
      Russell 1000-Registered Trademark- Index........................       20.91       26.84
      -------------------------------------------------------------------------------------------


  ----------------------------


   *   For the period January 2, 1997 (commencement of sales) to December 31,
      1999.


      -----------------------------------------------------------------------

--------------------------------------------------------------------------------


                             AGGRESSIVE EQUITY FUND



                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  35.07%
1998   1.02%
1999   6.08%


                          BEST QUARTER: 16.99% (2Q/97)
                        WORST QUARTER: (18.05)% (3Q/98)



      -------------------------------------------------------------------------------------------
                                                                                         SINCE
      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999   1 YEAR    INCEPTION*
      --------------------------------------------------------------------   ------    ----------
      Aggressive Equity Fund..........................................        6.08%      13.14%
      Russell 2500-TM- Index..........................................       24.15       15.72
      -------------------------------------------------------------------------------------------


  ----------------------------


   *   For the period January 2, 1997 (commencement of sales) to December 31,
      1999.


      -----------------------------------------------------------------------

--------------------------------------------------------------------------------


                                  NON-US FUND



                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997   0.30%
1998  12.96%
1999  33.36%


                          BEST QUARTER: 19.89% (4Q/99)
                        WORST QUARTER: (16.44)% (3Q/98)



      -------------------------------------------------------------------------------------------
                                                                                         SINCE
      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999   1 YEAR    INCEPTION*
      --------------------------------------------------------------------   ------    ----------
      Non-US Fund.....................................................       33.36%      14.78%
      Salomon Smith Barney Broad Market Index (BMI) World ex-US.......       28.73       15.70
      -------------------------------------------------------------------------------------------


  ----------------------------


   *   For the period January 2, 1997 (commencement of sales) to December 31,
      1999.


      -----------------------------------------------------------------------

--------------------------------------------------------------------------------


                          REAL ESTATE SECURITIES FUND



                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999  -7.26%


                          BEST QUARTER: 2.60% (4Q/99)
                         WORST QUARTER: (8.23)% (3Q/99)



      --------------------------------------------------------------------------------
                                                                              SINCE
      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999  INCEPTION*
      --------------------------------------------------------------------  ----------
      Real Estate Securities Fund.....................................       (7.26) %
      NAREIT Equity REIT Index........................................       (8.47) %
      --------------------------------------------------------------------------------


  ----------------------------


   *   For the period May 1, 1999 (commencement of sales) to December 31,
      1999.


      -----------------------------------------------------------------------

--------------------------------------------------------------------------------


                                 CORE BOND FUND



                              ANNUAL TOTAL RETURNS
                       (FOR THE YEARS ENDED DECEMBER 31)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997   9.73%
1998   7.38%
1999  -0.61%


                          BEST QUARTER: 4.04% (2Q/97)
                         WORST QUARTER: (0.86)% (2Q/99)



      -------------------------------------------------------------------------------------------
                                                                                         SINCE
      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999   1 YEAR    INCEPTION*
      --------------------------------------------------------------------   ------    ----------
      Core Bond Fund..................................................       (0.61)%      5.42%
      Lehman Brothers Aggregate Bond Index............................       (0.82)       5.73

      30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 1999                    CURRENT
      --------------------------------------------------                    --------
      Core Bond Fund.                                                        6.57%
      -------------------------------------------------------------------------------------------


  ----------------------------


   *   For the period January 2, 1997 (commencement of sales) to December 31,
      1999.


      -----------------------------------------------------------------------



    To obtain current 30-day yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES


    The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.



                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                         MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES   REDEMPTION   EXCHANGE
                                           PURCHASES       DIVIDENDS     CHARGE (LOAD)       FEES        FEES
                                           ---------       ---------     -------------       ----        ----
All Funds..............................      None            None             None           None        None


                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                                                                      TOTAL NET
                                                                   TOTAL ANNUAL    EXPENSE WAIVERS   ANNUAL FUND
                                      ADVISORY                    FUND OPERATING         AND          OPERATING
                                        FEE      OTHER EXPENSES      EXPENSES      REIMBURSEMENTS*    EXPENSES*
                                        ---      --------------      --------      ---------------   -----------
Multi-Style Equity Fund.............    0.78%         0.15%            0.93%            (0.01)%         0.92%
Aggressive Equity Fund..............    0.95%         0.39%            1.34%            (0.09)%         1.25%
Non-U.S. Fund.......................    0.95%         0.55%            1.50%            (0.20)%         1.30%
Real Estate Securities Fund.........    0.85%         0.30%            1.15%              0.00%         1.15%
Core Bond Fund......................    0.60%         0.26%            0.86%            (0.06)%         0.80%


------------------------------


* MULTI-STYLE EQUITY FUND--The Fund's Manager, Frank Russell Investment Management Company (FRIMCo) has contractually agreed to waive, at least until April 30, 2001, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the total operating expenses that exceed 0.92% of the average net assets on annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.92% of the average daily net assets on an annual basis.



    AGGRESSIVE EQUITY FUND--FRIMCo has contractually agreed to waive, at least until April 30, 2001, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the operating expenses exceed 1.25% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.25% of the average daily net assets on an annual basis.



    NON-U.S. FUND--FRIMCo has contractually agreed to waive, at least until April 30, 2001, a portion of its 0.95% management fee, up to the full amount of that fee, equal to total operating expenses exceed 1.30% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.30% of the average daily net assets on an annual basis.



    REAL ESTATE SECURITIES FUND--FRIMCo has contractually agreed to waive, at least until April 30, 2001, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the total operating expenses exceed 1.15% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.15% of the average daily net assets on an annual basis.



    CORE BOND FUND--FRIMCo has contractually agreed to waive, at least until April 30, 2001, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the total operating expenses exceed 0.80% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.80% of the average daily net assets on an annual basis.

EXAMPLE

    THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN EACH FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.


    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of the period. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would be higher.


    Although your actual costs may be higher or lower, under these assumptions your costs would be:


                            FUND                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------  --------   --------   --------   --------
Multi-Style Equity Fund.....................................   $   94     $  296     $  514     $1,143
Aggressive Equity Fund......................................      127        416        726      1,605
Non-U.S. Fund...............................................      132        454        800      1,774
Real Estate Securities Fund.................................      117        365        632      1,398
Core Bond Fund..............................................       82        268        470      1,056

                        SUMMARY COMPARISON OF THE FUNDS

                                          ANTICIPATED     MAXIMUM
                                            EQUITY         DEBT
                  FUND                    INVESTMENTS   INVESTMENTS                FOCUS
----------------------------------------  -----------   -----------   -------------------------------
Multi-Style Equity Fund.................    65-100%          35%      Income and capital growth
Aggressive Equity Fund..................    65-100%          35%      Maximum total return
Non-U.S. Fund...........................    65-100%          35%      Total return
Real Estate Securities Fund.............    65-100%          35%      Total return
Core Bond Fund..........................         0%         100%      Income and capital appreciation

                               THE PURPOSE OF RIF


    Russell Insurance Funds (RIF) has been organized to provide the investment base for one or more variable insurance products (Policies) to be issued by one or more insurance companies (each referred to herein as an "Insurance Company"). Additionally, Insurance Companies may invest their own general account assets in RIF. Each Insurance Company holds the interests of each Policy owner in a separate account (Separate Account). Accordingly, the interest of a Policy owner in RIF's shares is subject to the terms of the Policy described in the accompanying prospectus for the Policy, which should be reviewed carefully by a person considering the purchase of a Policy. That prospectus describes the relationship between increases or decreases in the net asset value of Fund Shares and any distributions on such Shares, and the benefits provided under the Policy. The rights of an Insurance Company as a shareholder of a Fund should be distinguished from the rights of a Policy owner which are described in the Policies. As long as Shares of the Funds are sold only to the Insurance Company, the term "shareholder" or "shareholders" in this Prospectus shall refer to an Insurance Company owning shares of RIF.


                             FRANK RUSSELL COMPANY
                               CONSULTANT TO RIF

    Frank Russell Company (Russell), founded in 1936, has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and Frank Russell Investment Management Company (FRIMCo), the Funds' advisor, with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services.

    Three functions form the core of Russell's consulting services:

    - OBJECTIVE SETTING: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

    - ASSET ALLOCATION: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

    - MONEY MANAGER RESEARCH: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

    When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

    The Funds believe investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more of the Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

    Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

    Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

    The Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. The Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.


    By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


MULTI-STYLE EQUITY FUND
----------------------------


INVESTMENT           To provide income and capital growth by investing
OBJECTIVE            principally in equity securities.

PRINCIPAL            The Multi-Style Equity Fund invests primarily in common
INVESTMENT           stocks of medium and large capitalization companies. These
STRATEGIES           companies are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     Additionally, the Fund is diversified by equity substyle.
                     For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more money market funds of Frank Russell Investment Company ("FRIC"), a registered investment company that employs the same investment adviser as Russell Insurance Funds.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


AGGRESSIVE EQUITY FUND
---------------------------


INVESTMENT           To provide capital appreciation by assuming a higher level
OBJECTIVE            of volatility than is ordinarily expected from the
                     Multi-Style Equity Fund by investing in equity securities.

PRINCIPAL            The Aggressive Equity Fund invests primarily in common
INVESTMENT           stocks of small and medium capitalization companies. These
STRATEGIES           companies are predominately US based, although the Fund may invest in non-US firms from time to time. The Fund's
                     investments may include companies that have been publicly
                     traded for less than five years and smaller companies, such as companies not listed in the Russell
                     2000-Registered Trademark- Index.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more money market funds of FRIC.

                     A portion of a Fund's investments may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


NON-U.S. FUND
--------------


INVESTMENT           To provide favorable total return and additional
OBJECTIVE            diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

PRINCIPAL            The Non-U.S. Fund invests primarily in equity securities
INVESTMENT           issued by companies domiciled outside the US and in
STRATEGIES           depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the
                     Far East) to maintain a high degree of diversification among countries and currencies. Because international equity
                     investment performance has a reasonably low correlation to
                     US equity performance, this Fund may be appropriate for
                     investors who want to reduce their investment portfolio's
                     overall volatility by combining an investment in this Fund with investments in US equities.

                     The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

                     The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The
                     Fund uses three principal investment styles intended to complement one another:

                         - GROWTH STYLE emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

                         - VALUE STYLE emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors

                         - MARKET-ORIENTED STYLE emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The
                     Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more money market funds of FRIC.

                     A portion of the Fund's investments may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
--------------------------------


INVESTMENT           To generate a high level of total return through above
OBJECTIVE            average current income, while maintaining the potential for capital appreciation.

PRINCIPAL            The Real Estate Securities Fund seeks to achieve its
INVESTMENT           objective by concentrating its investments in equity
STRATEGIES           securities of issuers whose value is derived primarily from development, management and market pricing of underlying
                     real estate properties.

                     The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominately US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

                     The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

                     When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves
                     (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

                     A portion of the Fund's investments may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

CORE BOND FUND
------------------


INVESTMENT           To maximize total return, through capital appreciation and
OBJECTIVE            income by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income
                     securities.

PRINCIPAL            The Core Bond Fund invests primarily in fixed-income
INVESTMENT           securities. In particular, the Fund holds debt securities
STRATEGIES           issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective
                     agencies and instrumentalities. It also holds
                     mortgage-backed securities, including collateralized
                     mortgage obligations. The Fund also invests in corporate
                     debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A
                     majority of the Fund's holdings are US dollar denominated.
                     From time to time the Fund may invest in municipal debt
                     obligations.

                     The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

                     The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 5.0 years as of December 31, 1999, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

                     The Fund invests in securities of issuers in a variety of sectors of the fixed income market. The Fund's money managers identify sectors of the fixed income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes, as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

                     The Fund employs multiple money managers, each with complementary expertise in the fixed income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

                     The Fund invests its liquidity reserves in one or more FRIC money market funds.

                     The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps
                     (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes.

                     From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS



    An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates, and you could lose money. The following table describes principal types of risks that the Funds are subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may hold portfolio investments that are subject to one or more of the risks, but will not do so in a way that is expected to principally affect the performance of the Fund as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.



 RISK ASSOCIATED WITH:                    DESCRIPTION                         RELEVANT FUND
 ---------------------                    -----------                         -------------
MULTI-MANAGER APPROACH    The investment styles employed by a Fund's     All Funds
                          money managers may not be complementary. The
                          interplay of the various strategies employed
                          by a Fund's multiple money managers may
                          result in a Fund's holding a concentration
                          of certain types of securities. This
                          concentration may be beneficial or
                          detrimental to a Fund's performance
                          depending upon the performance of those
                          securities and the overall economic
                          environment. The multi-manager approach
                          could result in a high level of portfolio
                          turnover, resulting in higher Fund brokerage
                          expenses and increased tax liability from a
                          Fund's realization of capital gains.
EQUITY SECURITIES         The value of equity securities will rise and   Multi-Style Equity
                          fall in response to the activities of the      Aggressive Equity
                          company that issued the stock, general         Non-U.S.
                          market conditions and/ or economic             Real Estate Securities
                          conditions.

    - Value Stocks        Investments in value stocks are subject to     Multi-Style Equity
                          risks that (i) their intrinsic values may      Aggressive Equity
                          never be realized by the market or (ii) such   Non-U.S.
                          stock may turn out not to have been
                          undervalued.

    - Growth Stocks       Growth company stocks may provide minimal      Multi-Style Equity
                          dividends which could otherwise cushion        Aggressive Equity
                          stock prices in a market decline. The value    Non-U.S.
                          of growth company stocks may rise and fall
                          significantly based, in part, on investors'
                          perceptions of the company, rather than on
                          fundamental analysis of the stocks.

    - Market-Oriented     Market-oriented investments are generally      Multi-Style Equity
                          subject to the risks that are associated       Aggressive Equity
                          with growth and value stocks.                  Non-U.S.

 RISK ASSOCIATED WITH:                    DESCRIPTION                         RELEVANT FUND
 ---------------------                    -----------                         -------------
    - Securities of       Investments in smaller companies may involve   Aggressive Equity
      Small               greater risks because these companies          Real Estate Securities
      Capitalization      generally have a limited track record.
      Companies           Smaller companies often have narrower
                          markets and more limited managerial and
                          financial resources than larger, more
                          established companies. As a result, their
                          performance can be more volatile, which may
                          increase the volatility of a Fund's
                          portfolio.
FIXED-INCOME SECURITIES   Prices of fixed income securities rise and     Core Bond
                          fall in response to interest rate changes.
                          Generally, when interest rates rise, prices
                          of fixed income securities fall.
                          The longer the duration of the security, the
                          more sensitive the security is to this risk.
                          A 1% increase in interest rates would reduce
                          the value of a $100 note by approximately
                          one dollar if it had a one-year duration,
                          but would reduce its value by approximately
                          $15 if it had a 15-year duration. There is
                          also a risk that one or more of the
                          securities will be downgraded in credit
                          rating or go into default. Lower-rated bonds
                          generally have higher credit risks.

    - Non-investment      Although lower rated debt securities           Core Bond
      Grade               generally offer a higher yield than higher
      Fixed-income        rated debt securities, they involve higher
                          risks. They are especially subject to:

                              - adverse changes in general economic
                                conditions and in the industries in
                                which their issuers are engaged,

                              - changes in the financial condition of
                              their issuers and

                              - price fluctuations in response to
                              changes in interest rates.

                          As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to a Fund.

 RISK ASSOCIATED WITH:                    DESCRIPTION                         RELEVANT FUND
 ---------------------                    -----------                         -------------
INTERNATIONAL             The Funds' returns and net asset value may     Non-U.S.
SECURITIES                be significantly affected by political or      Core Bond
                          economic conditions and regulatory
                          requirements in a particular country.
                          Foreign markets, economies and political
                          systems may be less stable than US markets,
                          and changes in exchange rates of foreign
                          currencies can affect the value of a Fund's
                          foreign assets. Foreign laws and accounting
                          standards typically are not as strict as
                          they are in the US and there may be less
                          public information available about foreign
                          companies. Foreign securities markets may be
                          less liquid and have fewer transactions than
                          US securities markets. Additionally,
                          international markets may experience delays
                          and disruptions in securities settlement
                          procedures for a Fund's portfolio
                          securities.

    - Non-US Debt         A Fund's foreign debt securities are
      Securities          typically obligations of sovereign
                          governments and corporations. These
                          securities are particularly subject to a
                          risk of default from political instability.

    - Instruments of US   Non-US corporations and banks issuing dollar   Core Bond
      and Foreign Banks   denominated instruments in the US are not
      and Branches        necessarily subject to the same regulatory
      and Foreign         requirements that apply to US corporations
    Corporations,         and banks, such as accounting, auditing and
      Including Yankee    recordkeeping standards, the public
    Bonds                 availability of information and, for banks,
                          reserve requirements, loan limitations and
                          examinations. This increases the possibility
                          that a non-US corporation or bank may become
                          insolvent or otherwise unable to fulfill its
                          obligations on these instruments.

DERIVATIVES (E.G.         Price movements of a futures contract,         Core Bond
FUTURES CONTRACTS,        option or structured note may not be
OPTIONS ON FUTURES,       identical to price movements of portfolio
INTEREST RATE             securities or a securities index resulting
SWAPS)                    in the risk that, when a Fund buys a futures
                          contract or option as a hedge, the hedge may
                          not be completely effective.

 RISK ASSOCIATED WITH:                    DESCRIPTION                         RELEVANT FUND
 ---------------------                    -----------                         -------------
REAL ESTATE SECURITIES    Just as real estate values go up and down,     Real Estate Securities
                          the value of the securities of companies
                          involved in the industry, and in which a
                          Fund invests, also fluctuates. A Fund that
                          invests in real estate securities is also
                          subject to the risks associated with direct
                          ownership of real estate. Additional risks
                          include declines in the value of real
                          estate, changes in general and local
                          economic conditions, increases in property
                          taxes and changes in tax laws and interest
                          rates. The value of securities of companies
                          that service the real estate industry may
                          also be affected by such risks.

    - REITs               REITs may be affected by changes in the        Real Estate Securities
                          value of the underlying properties owned by
                          the REITs and by the quality of any credit
                          extended. Moreover, the underlying
                          portfolios of REITs may not be diversified,
                          and therefore are subject to the risk of
                          financing a single or a limited number of
                          projects. REITs are also dependent upon
                          management skills and are subject to heavy
                          cash flow dependency, defaults by borrowers,
                          self-liquidation and the possibility of
                          failing either to qualify for tax-free pass
                          through of income under federal tax laws or
                          to maintain their exemption from certain
                          federal securities laws.

MUNICIPAL OBLIGATIONS     Municipal obligations are affected by          Core Bond
                          economic, business or political
                          developments. These securities may be
                          subject to provisions of litigation,
                          bankruptcy and other laws affecting the
                          rights and remedies of creditors, or may
                          become subject to future laws extending the
                          time for payment of principal and/or
                          interest, or limiting the rights of
                          municipalities to levy taxes.

 RISK ASSOCIATED WITH:                    DESCRIPTION                         RELEVANT FUND
 ---------------------                    -----------                         -------------
REPURCHASE AGREEMENTS     Under a repurchase agreement, a bank or        Core Bond
                          broker sells securities to a Fund and agrees
                          to repurchase them at the Fund's cost plus
                          interest. If the value of the securities
                          declines and the bank or broker defaults on
                          its repurchase obligation, a Fund would
                          incur a loss.

EXPOSING LIQUIDITY        By exposing its liquidity reserves to the      Multi-Style Equity
RESERVES TO EQUITY        equity market principally by use of equity     Aggressive Equity
MARKETS                   securities, a Fund's performance tends to      Non-U.S.
                          correlate more closely to the performance of   Real Estate Securities
                          the market as a whole. Although this
                          increases a Fund's performance if equity
                          markets rise, it reduces a Fund's
                          performance if equity markets decline.


    AN INVESTMENT IN ANY OF THE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                            MANAGEMENT OF THE FUNDS



    The Funds' investment adviser is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style multi-manager" investment approach in mutual funds and manages over $17 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Frank Russell Company.



    Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.


    Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

    FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

    FRIMCo's officers and employees who oversee the money managers are:

    - Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.


    - Mark D. Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group. Mr. Amberson has, jointly with Mr. Burge, primary responsibility for management of the Core Bond Fund.



    - Randal C. Burge, who has been Director of Global Fixed Income since January 2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge has, jointly with Mr. Amberson, primary responsibility for management of the Core Bond Fund.



    - Jean Carter, who has been Director of Global Equities since January 2000. From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.



    - Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan has, jointly with Mr. Jornlin, primary responsibility for management of the Non-U.S. Fund.



    - James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.



    - James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January 2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo. From 1991 to 1995, Mr. Jornlin was a Senior Research Analyst with Russell. Mr. Jornlin has, jointly with Mr. Ogard, primary responsibility for management of the Real Estate Securities Fund and has, jointly with Ms. Duncan, primary responsibility for the management of the Non-U.S. Fund.



    - Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since
      March 2000. Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst from FRIMCo from 1997 to 2000. Mr. Ogard has, jointly with Mr. Trittin and Mr. Tipple, primary responsibility for the management of the Multi-Style Equity and Aggressive Equity Funds and has, jointly with Mr. Jornlin, primary responsibility for the management of the Real Estate Securities Fund.



    - Brian C. Tipple, who has been a Portfolio Manager of FRIMCo since July 1999. From 1991 to 1999, Mr. Tipple was a Client Executive with Frank Russell Trust Company. Mr. Tipple has, jointly with Mr. Ogard and
      Mr. Trittin, primary responsibility for management of the Multi-Style Equity and Aggressive Equity Funds.



    - Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin has, jointly with Mr. Ogard and Mr. Tipple, primary responsibility for management of the Multi-Style Equity and Aggressive Equity Funds.



    The annual rate of advisory fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets:
Multi-Style Equity Fund, 0.78%; Aggressive Equity Fund, 0.95%; Non-U.S. Fund, 0.95%; Real Estate Securities Fund, 0.85%; and Core Bond Fund, 0.60%.


                               THE MONEY MANAGERS


    Each Fund allocates its assets among the money managers listed under "Money Manager Information" in this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission
(SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Fund's Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Fund's selection or termination of a money manager.



    Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within the Fund's investment objectives, restrictions and policies, and the more specific strategies developed by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of the money managers' individual security selections.

                               PORTFOLIO TURNOVER


    The portfolio turnover rates for certain Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.


                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS


    Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income according to the following schedule:


DECLARED                                  PAYABLE                                   FUNDS
--------                                  -------                                   -----
Quarterly...............  Mid: April, July, October and December   Multi-Style Equity, Aggressive Equity,
                                                                   Core Bond and Real Estate Securities
                                                                   Funds

Annually................  Mid-February                             Non-U.S. Fund

CAPITAL GAINS DISTRIBUTIONS

    The Board intends that distributions will be declared annually, generally in mid-February from capital gains realized through December 31 (excess of capital gains over capital losses). In addition, in order to satisfy certain distribution requirements, a Fund may declare special year-end dividend and capital gains distributions. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on December 31 of the prior year.

AUTOMATIC REINVESTMENT


    Dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless your Insurance Company elects to have the dividends or distributions paid in cash or invested in another Fund.

                                     TAXES

    Fund shares are offered to Separate Accounts of Insurance Companies to fund the Policies they issue. Additionally, Insurance Companies may invest their own general account assets in RIF. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding "Federal Tax Considerations" included in the prospectus for the Policies.


    Each Fund intends to comply with the diversification requirements imposed by
Section 817(h) of the Internal Revenue Code of 1986, as amended (Code) and the regulations thereunder. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and, because Section 817(h) and the regulations thereunder treat a Fund's assets as assets of the related separate account, these limitations also apply to the Fund's assets that may be invested in securities of a single issuer. Generally, the regulations provide that, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. A government security includes any security issued or guaranteed or insured by the United States or an instrumentality of the United States. Failure of a Fund to satisfy the Section 817(h) requirements could result in adverse tax consequences to the Insurance Company and holders of Policies, other than as described in the prospectus for the Policies.


    The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information and Policy prospectus for a more detailed discussion. You are urged to consult with your tax adviser.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


    The net asset value per Share is calculated for each Fund on each business day on which shares are offered or redemption orders are tendered. For all Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. All Funds determine net asset value at 4:00 pm Eastern Time or as of the close of the NYSE, whichever is earlier.


VALUATION OF PORTFOLIO SECURITIES


    Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund, such as the Non-U.S. Fund, that holds portfolio securities that are listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when the Fund does not price its Shares.

                            PURCHASE OF FUND SHARES


    Insurance Companies place orders for their Separate Accounts based on, among other things, the amount of premium payments to be invested pursuant to Policies. Insurance Companies may also place orders for their general accounts. Individuals may not place orders directly with RIF. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates.



    Orders to purchase and redeem Fund Shares are based on premiums and transaction requests received by each Insurance Company on a given business day. Each Insurance Company then submits purchase and redemption orders in accordance with procedures established by the Insurance Company. All orders will be effected at the net asset value of the applicable Fund determined on the business day the order is received if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 8:00 am, Pacific time. Federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders shall be received by RIF on such next business day in accordance with applicable requirements by 11:00 am, Pacific time. It is each Insurance Company's responsibility to properly transmit purchase orders and Federal funds in accordance with applicable requirements. Policy owners should refer to the prospectus for their Policy and Separate Account in this regard.


                           REDEMPTION OF FUND SHARES


    Fund Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with the Fund. Redemption requests for Separate Accounts based on premiums and transaction requests received by the Insurance Company will be effected at the net asset value of the applicable Fund determined on such business day if RIF receives the requests in proper form and in accordance with applicable requirements. It is each Insurance Company's responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy owners should consult their Insurance Company in this regard. The value of the Shares redeemed may be more or less than their original cost, depending on the Fund's then-current net asset value. The Funds do not impose charges for share redemption.



    RIF ordinarily will make payment for all Shares redeemed within seven days after RIF receives a redemption request in proper form.


    Should any conflict between variable annuity Policy owners and variable life insurance Policy owners arise which would require that a substantial amount of net assets be withdrawn from a Fund, orderly Fund management could be disrupted to the potential detriment of affected Policy owners.

                              FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if a Fund has not been in operation for 5 years, since the beginning of operations for that Fund). Certain information reflects financial results for a single Fund share throughout each year or period ended December 31. The total returns in the table represent how much your investment in the Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


MULTI-STYLE EQUITY FUND:



                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998      1997*
                                                              --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  16.02   $ 12.78    $ 10.00
                                                              --------   -------    -------
INCOME FROM OPERATIONS:
  Net investment income (a).................................       .12       .10        .09
  Net realized and unrealized gain (loss)...................      2.41      3.49       2.75
                                                              --------   -------    -------
    Total income from operations............................      2.53      3.59       2.84
                                                              --------   -------    -------
DISTRIBUTIONS
  From net investment income................................      (.12)     (.08)      (.06)
  From net realized gain....................................     (1.64)     (.27)        --
                                                              --------   -------    -------
    Total distributions.....................................     (1.76)     (.35)      (.06)
                                                              --------   -------    -------
NET ASSET VALUE, END OF PERIOD..............................  $  16.79   $ 16.02    $ 12.78
                                                              ========   =======    =======
TOTAL RETURN (%)(b).........................................     17.17     28.71      28.53
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   285,877    73,998     23,639
  Ratios to average net assets (%)(c):
    Operating expenses, net.................................       .92       .92        .92
    Operating expenses, gross...............................       .93      1.21       1.61
    Net investment income...................................       .74       .70        .76
  Portfolio turnover rate (%)...............................     67.67     78.89      64.95


--------------------------


* For the period January 2, 1997 (commencement of operations) to December 31, 1997.



(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.

AGGRESSIVE EQUITY FUND:



                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998      1997*
                                                              --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 12.70    $ 13.45    $ 10.00
                                                              -------    -------    -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .05        .02        .04
  Net realized and unrealized gain (loss)...................      .71        .13       3.45
                                                              -------    -------    -------
    Total income from operations............................      .76        .15       3.49
                                                              -------    -------    -------
DISTRIBUTIONS
  From net investment income................................     (.04)      (.02)      (.04)
  From net realized gain....................................     (.06)      (.88)        --
                                                              -------    -------    -------
    Total distributions.....................................     (.10)      (.90)      (.04)
                                                              -------    -------    -------
NET ASSET VALUE, END OF PERIOD..............................  $ 13.36    $ 12.70    $ 13.45
                                                              =======    =======    =======
TOTAL RETURN (%)(b).........................................     6.08       1.02      35.07
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   99,150     24,607     15,372
  Ratios to average net assets (%)(c):
    Operating expenses, net.................................     1.25       1.25       1.25
    Operating expenses, gross...............................     1.34       1.67       2.22
    Net investment income...................................      .37        .19        .39
  Portfolio turnover rate (%)...............................   111.46      79.88      91.56


--------------------------


* For the period January 2, 1997 (commencement of operations) to December 31, 1997.



(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.

NON-U.S. FUND:



                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998      1997*
                                                              --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $  11.09   $ 10.03     $10.00
                                                              --------   -------     ------
INCOME FROM OPERATIONS
  Net investment income (a).................................       .10       .08        .09
  Net realized and unrealized gain (loss)...................      3.53      1.21       (.06)
                                                              --------   -------     ------
    Total income from operations............................      3.63      1.29        .03
                                                              --------   -------     ------
DISTRIBUTIONS
  From net investment income................................      (.23)     (.18)        --
  From net realized gain....................................      (.30)     (.05)        --
                                                              --------   -------     ------
    Total distributions.....................................      (.53)     (.23)        --
                                                              --------   -------     ------
NET ASSET VALUE, END OF PERIOD..............................  $  14.19   $ 11.09     $10.03
                                                              ========   =======     ======
TOTAL RETURN (%)(b).........................................     33.36     12.96        .30
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   195,519    21,420      6,876
  Ratios to average net assets (%)(c):
    Operating expenses, net.................................      1.30      1.30       1.30
    Operating expenses, gross...............................      1.50      2.37       3.60
    Net investment income...................................       .80       .77        .98
  Portfolio turnover rate (%)...............................     83.45     50.36      68.54


--------------------------


* For the period January 2, 1997 (commencement of operations) to December 31, 1997.



(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.

REAL ESTATE SECURITIES FUND:



                                                               1999*
                                                              --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.00
                                                              -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .35
  Net realized and unrealized gain (loss)...................    (1.08)
                                                              -------
    Total income from operations............................     (.73)
                                                              -------
DISTRIBUTIONS
  From net investment income................................     (.34)
  Tax return of capital.....................................     (.12)
                                                              -------
    Total distributions.....................................     (.46)
                                                              -------
NET ASSET VALUE, END OF PERIOD..............................  $  8.81
                                                              =======
TOTAL RETURN (%)(b).........................................    (7.26)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   55,318
  Ratios to average net assets (%)(c):
    Operating expenses......................................     1.15
    Net investment income...................................     5.84
  Portfolio turnover rate (%)...............................    23.98


--------------------------


*   For the period April 30, 1999 (commencement of operations) to December 31,
    1999.



(a) Average month-end shares outstanding were used for this calculation.



(b) Not annualized.



(c) Annualized.

CORE BOND FUND:



                                                                 YEARS ENDED DECEMBER 31,
                                                              ------------------------------
                                                                1999       1998      1997*
                                                              --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 10.68    $ 10.45    $ 10.00
                                                              -------    -------    -------
INCOME FROM OPERATIONS
  Net investment income (a).................................      .59        .56        .64
  Net realized and unrealized gain (loss)...................     (.65)       .19        .30
                                                              -------    -------    -------
    Total income from Operations............................     (.06)       .75        .94
                                                              -------    -------    -------
DISTRIBUTIONS
  From net investment income................................     (.61)      (.47)      (.49)
  From net realized gain....................................     (.16)      (.05)        --
  Tax return of capital.....................................     (.21)        --         --
                                                              -------    -------    -------
    Total distributions.....................................     (.98)      (.52)      (.49)
                                                              -------    -------    -------
NET ASSET VALUE, END OF PERIOD..............................  $  9.64    $ 10.68    $ 10.45
                                                              =======    =======    =======
TOTAL RETURN (%)(b).........................................     (.61)      7.38       9.73
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..................   83,620     32,305      8,523
  Ratios to average net assets (%)(c):
    Operating expenses, net.................................      .80        .80        .80
    Operating expenses, gross...............................      .86       1.28       2.20
    Net investment income...................................     5.77       5.34       6.38
  Portfolio turnover rate (%)...............................   139.06      75.95      53.86


--------------------------


* For the period January 2, 1997 (commencement of operations) to December 31, 1997.



(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.



(b) Periods less than one year are not annualized.



(c) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION


    The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in RIF, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly owned subsidiary, Frank Russell Trust Company.


                            MULTI-STYLE EQUITY FUND

    ALLIANCE CAPITAL MANAGEMENT L.P., US Bank Place, 601 2nd Ave. South, Suite
       5000, Minneapolis, MN 55402-4322.


    BARCLAY'S GLOBAL FUND ADVISORS, 45 Fremont Street, 17th Floor, San
       Francisco, CA 94105.


    PEACHTREE ASSET MANAGEMENT, One Peachtree Center, Suite 4500, 303 Peachtree
       Street N.E., Atlanta, GA 30308.


    SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, New York, NY 10153-0185.



    STRONG CAPITAL MANAGEMENT, INC., 100 Heritage Reserve, Menomonee Falls, WI
       53051.



    TURNER INVESTMENT PARTNERS, INC., 1235 Westlakes Drive, Suite 350, Berwyn,
       PA 19312.



    WESTPEAK INVESTMENT ADVISORS, L.P., 1011 Walnut Street, Suite 400, Boulder,
       CO 80302.


                             AGGRESSIVE EQUITY FUND


    CAPITALWORKS INVESTMENT PARTNERS, LLC, 401 West "A" Street, Suite 1675, San
       Diego, CA 92101.


    GEEWAX, TERKER & COMPANY, 99 Starr Street, Phoenixville, PA 19460.


    JACOBS LEVY EQUITY MANAGEMENT, INC., 280 Corporate Center, 3 ADP Boulevard,
       Roseland, NJ 07068.



    WESTPEAK INVESTMENT ADVISORS, L.P. See: Multi-Style Equity Fund.


                                 NON-U.S. FUND

    J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
       York, NY 10036.


    MONTGOMERY ASSET MANAGEMENT, LLC, 101 California Street, 35th Floor, San
       Francisco, CA 94111.


    OECHSLE INTERNATIONAL ADVISORS, One International Place, 23rd Floor, Boston,
       MA 02110.

    THE BOSTON COMPANY ASSET MANAGEMENT, INC., One Boston Place, 14th Floor,
       Boston, MA 02108-4402.

                          REAL ESTATE SECURITIES FUND


    AEW CAPITAL MANAGEMENT, L.P., 225 Franklin Street, Boston, MA 02110-2803.

    COHEN & STEERS CAPITAL MANAGEMENT, 757 Third Avenue, New York, NY 10017.



    SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED, 11 South
       LaSalle Street, 2nd Floor, Chicago, IL 60603.


                                 CORE BOND FUND


    PACIFIC INVESTMENT MANAGEMENT COMPANY, 840 Newport Center Drive, Suite 360,
       P.O. Box 6430, Newport Beach, CA 92658-6430.


    STANDISH, AYER & WOOD, INC., One Financial Center, Boston, MA 02110.


    WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting the Funds at:
       Russell Insurance Funds
       909 A Street
       Tacoma, WA  98402
       800-787-7354
       Fax: 253-591-4395
       Website: russell.com


You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference
Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the Funds are also available on the Commission's Internet website at sec.gov.

RUSSELL INSURANCE FUNDS

  Multi-Style Equity Fund
  Aggressive Equity Fund
  Non-U.S. Fund
  Real Estate Securities Fund
  Core Bond Fund

[RUSSELL LOGO]                Distributor: Russell Fund Distributors, Inc.
                              SEC File No. 811-5371
                              36-08-061 (05/00)

                             RUSSELL INSURANCE FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                            TELEPHONE (800) 972-0700
                          IN WASHINGTON (253) 627-7001


                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 28, 2000


Russell Insurance Funds ("RIF") is a single legal entity organized as a business trust under the laws of the Commonwealth of Massachusetts. RIF operates five investment portfolios, each referred to as a "Fund":

As of the date of this Statement of Additional Information, RIF is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the Fund's name.

        FUND                        FUND INCEPTION DATE                 PROSPECTUS DATE
        ----                        -------------------                 ---------------
Multi-Style Equity Fund               January 2, 1997                   April 28, 2000
Aggressive Equity Fund                January 2, 1997                   April 28, 2000
Non-U.S. Fund                         January 2, 1997                   April 28, 2000
Real Estate Securities Fund           May 1, 1999                       April 28, 2000
Core Bond Fund                        January 2, 1997                   April 28, 2000



The Funds serve as the investment base for a variety of insurance products (the "Policies") to be issued by one or more insurance companies (each referred to herein as an "Insurance Company").

This Statement of Additional Information supplements or describes in greater detail information concerning RIF and the Funds contained in the Prospectus of the Funds dated April 28, 2000. This Statement is not a Prospectus; the Statement should be read in conjunction with the Funds' Prospectus. Prospectuses may be obtained without charge by telephoning or writing RIF at the number or address shown above. You should retain this Statement of Additional Information for future reference.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

This statement incorporates by reference the Funds' Annual Reports to shareholders for the year ended December 31, 1999. Copies of the Funds' Annual Report accompany this statement.

       CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE
                                 DEFINED IN THE
                        GLOSSARY, WHICH BEGINS ON PAGE 48

                                TABLE OF CONTENTS

                                                                            PAGE

STRUCTURE AND GOVERNANCE..................................................... 1
     Organization and Business History....................................... 1
     Shareholder Meetings.................................................... 1
     Controlling Shareholders................................................ 1
     Trustees and Officers................................................... 2

OPERATION OF RIF............................................................. 6
     Service Providers....................................................... 6
     Consultant.............................................................. 6
     Manager................................................................. 7
     Money Managers.......................................................... 8
     Distributor............................................................. 9
     Custodian and Portfolio Accountant...................................... 9
     Transfer and Dividend Disbursing Agent.................................. 9
     Independent Accountants.................................................10
     Codes of Ethics.........................................................10
     Fund Expenses...........................................................10
     Valuation of Fund Shares................................................10
     Valuation of Portfolio Securities.......................................10
     Portfolio Transaction Policies..........................................11
     Portfolio Turnover Rate.................................................11
     Brokerage Allocations...................................................11
     Brokerage Commissions...................................................13
     Yield and Total Return Quotations.......................................14

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS....................15
     Investment Restrictions.................................................15
     Investment Policies.....................................................16
     Certain Investments.....................................................19

TAXES........................................................................36

MONEY MANAGER INFORMATION....................................................39

RATINGS OF DEBT INSTRUMENTS..................................................40

FINANCIAL STATEMENTS.........................................................47

GLOSSARY.....................................................................48

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. RIF was originally organized as a Maryland corporation, and on July 11, 1996, was reorganized as a Massachusetts business trust.

RIF is currently organized and operates under a Master Trust Agreement dated July 11, 1996, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIF as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIF or the Fund, respectively. RIF is a registered open-end management investment company of the diversified type.


RIF is authorized to issue Shares of beneficial interest ("Shares"), and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that a shareholder may be required to redeem Shares in a Fund under circumstances set forth in the Master Trust Agreement.


Under the Master Trust Agreement, RIF's Funds are authorized to issue Shares of beneficial interest in one or more classes. The Funds do not presently offer Shares in multiple classes, although they may do so in the future.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIF shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Under the terms of an exemptive order received by RIF from the SEC, Shares of a Fund may be sold to separate accounts of more than one Insurance Company to fund variable life and variable annuity Policies. RIF's Board of Trustees will monitor events in order to identify and material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. An irreconcilable conflict that is not resolved might result in the withdrawal of a substantial amount of assets, causing a negative impact on net asset value.

Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. RIF will not have an annual meeting of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board of Trustees, (ii) upon written request to the Board by shareholders holding at least 10% of the outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. On any matter which affects only a particular Fund, only Shares of that Fund are entitled to vote. There are no cumulative voting rights.


In connection with an exemptive order which RIF received from the SEC, it has committed to a "pass-through" voting procedure which will generally require an Insurance Company to cast votes at RIF meetings as directed by policyholders, and to case votes for which it has not received voting instructions from policyholders in the same proportion as those for which instructions have been received. Policyholders should review their prospectus for their Policies to determine their rights and responsibilities, and to ascertain when the Insurance Company may disregard voting instructions.


CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of RIF, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of RIF's Shares outstanding. Insurance Companies that are shareholders of RIF pass through any proxies to be voted to holders of their insurance policies. Under these circumstances, no one person, entity or shareholder "controls" RIF.


The following shareholders owned 5% or more of the voting Shares of the following Funds at March 31, 2000:


      AGGRESSIVE EQUITY FUND - Northwestern Mutual Life Insurance Company NML Account, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 39.23%, record; Northwestern Mutual Life Insurance Company Account B, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 21.86%, record; Security Equity Life Insurance Co., c/o Conning Asset Management Co., Attn: Bonnie Harris Mail Code H3-1, 700 Market Street, Saint Louis, MO 63101-1829, 11.32%, record; Cova Financial Services Life Insurance Co., D/B/A Cova Variable Annuity Account One, One Tower Lane, Suite 3000, Oakbrook Terrace, IL 60181-4644, 8.98%, record; Northwestern Mutual Life Insurance Company Variable Life Account,
      Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 7.93%, record.


      CORE BOND FUND - Cova Financial Services Life Insurance Co., D/B/A Cova Variable Annuity Account One, One Tower Lane, Suite 3000, Oakbrook Terrace, IL 60181-4644, 32.06%, record; Northwestern Mutual Life Insurance Company NML Account, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 22.23%, record; Northwestern Mutual Life Insurance Company Account B, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 20.01%, record; General American Life Insurance, 700 Market Street, St. Louis, MO 63101-1887, 10.76%, record; Security Equity Life Insurance Co., c/o Conning Asset Management Co., Attn: Bonnie Harris Mail Code H3-1, 700 Market Street, Saint Louis, MO 63101-1829, 5.18%, record.


      MULTI-STYLE EQUITY FUND - Northwestern Mutual Life Insurance Company NML Account, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 31.94%, record; Northwestern Mutual Life Insurance Company Account B, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 21.70%, record; Cova Financial Services Life Insurance Co., D/B/A Cova Variable Annuity Account One, One Tower Lane, Suite 3000, Oakbrook Terrace, IL 60181-4644, 19.01%, record; Security Equity Life Insurance Co., c/o Conning Asset Management Co., Attn: Bonnie Harris Mail Code H3-1, 700 Market Street, Saint Louis, MO 63101-1829, 8.66%, record; Northwestern Mutual Life Insurance Company Variable Life Account, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 6.70%, record; General American Life Insurance, 700 Market Street, St. Louis, MO 63101-1887, 5.21%, record.


      NON-US FUND - Northwestern Mutual Life Insurance Company NML Account,
      Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 57.06%, record; Northwestern Mutual Life Insurance Company Account B, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 17.36%, record; Cova Financial Services Life Insurance Company, D/B/A Cova Variable Annuity Account One, One Tower Lane, Suite 3000, Oakbrook Terrace, IL 60181-4644, 11.12%, record; Northwestern Mutual Life Insurance Company Variable Life Account, Attn:
      Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 5.43%, record.


      REAL ESTATE SECURITIES FUND - Northwestern Mutual Life Insurance Company NML Account, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 79.39%, record; Northwestern Mutual Life Insurance Company Account B, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 14.35%, record.

The following shareholders could be deemed to "control" the following Funds because such shareholders owned 5% or more of the voting Shares of the indicated Funds at March 31, 2000:


      AGGRESSIVE EQUITY FUND - Northwestern Mutual Life Insurance Company NML Account, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 39.23%, record.


      CORE BOND FUND - Cova Financial Services Life Insurance Co., D/B/A Cova Variable Annuity Account One, One Tower Lane, Suite 3000, Oakbrook Terrace, IL 60181-4644, 32.06%, record.


      MULTI-STYLE EQUITY FUND - Northwestern Mutual Life Insurance Company NML Account, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 31.94%, record.


      NON-US FUND - Northwestern Mutual Life Insurance Company NML Account,
      Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 57.06%, record.


      REAL ESTATE SECURITIES FUND - Northwestern Mutual Life Insurance Company NML Account, Attn: Mutual Fund Accounting, 720 E. Wisconsin Avenue, Milwaukee, WI 53202-4797, 79.39%, record.


The Trustees and officers of RIF as a group own less than 1% of any Fund.


TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operations of RIF, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo"), the Funds' advisor, Frank Russell Company and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of RIF Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by FRIMCo or its affiliates, are responsible for the day-to-day management and administration of RIF's operations. RIF paid in aggregate $40,000 for the year ended December
31, 1999 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. RIF's officers and employees are paid by FRIMCo or its affiliates.

The following list contains the Trustees and officers and their positions with RIF, their present and principal occupations during the past five years, and the mailing addresses of Trustees who are not affiliated with RIF. The mailing address for all Trustees and officers affiliated with RIF is Russell Insurance Funds, 909 A Street, Tacoma, WA 98402.

An asterisk (*) indicates that the Trustee or officer is an "interested person" of RIF as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.

-----------------------------------------------------------------------------------------------------------------
        NAME, AGE,            POSITION(S) HELD                        PRINCIPAL OCCUPATION(S)
         ADDRESS                  WITH FUND                           DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr.,    Trustee Emeritus and   Also currently: Trustee Emeritus and Chairman Emeritus,
Born July 3, 1932           Chairman Emeritus      Frank Russell Investment Company; Director, Chairman of the
                            since 1998.            Board and Chief Executive Officer, Russell Building
                                                   Management Company, Inc.; Director and Chairman of the
909 A Street                                       Board, Frank Russell Company; Director and Chairman of the
Tacoma, Washington                                 Board, Frank Russell Investments (Delaware), Inc.; Chairman
98402-1616                                         Emeritus/Director Emeritus, Frank Russell Trust Company;
                                                   Chairman Emeritus, Frank Russell Securities, Inc.; Director
                                                   Emeritus, Frank Russell Investment Management Company;
                                                   Director, Chairman of the Board and President, Russell 20/20
                                                   Association. From 1984 to December 1998, Trustee and Chairman
                                                   of the Board of FRIC. From August 1996 to December 1998,
                                                   Trustee and Chairman of the Board of Russell Insurance Funds.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,          Trustee, President     Also currently: Trustee, President and Chief Executive
Born April 22, 1939         and Chief Executive    Officer, Frank Russell Investment Company; Director, Chief
                            Officer since 1987.    Executive Officer and Chairman of the Board, Russell Fund
                                                   Distributors, Inc.; Trustee, Chairman of the Board,
909 A Street                                       President, The SSgA Funds (investment company); Director and
Tacoma, Washington                                 Chairman of the Board, Frank Russell Investment Management
98402-1616                                         Company; Chairman of the Board, Frank Russell Trust Company;
                                                   Director and Chairman of the Board, Frank Russell Investment
                                                   Company PLC; Director, Frank Russell Investments (Ireland)
                                                   Limited, Frank Russell Investments (Cayman) Ltd., and Frank
                                                   Russell Investments (UK) Ltd.; March 1997 to December 1998,
                                                   Director, Frank Russell Company; June 1993 to November 1995,
                                                   Director, Frank Russell Company.  Until September 1994,
                                                   Director and President, The Laurel Funds, Inc. (investment company).
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Paul E. Anderson,           Trustee since 1984.    Also currently: Trustee, Frank Russell Investment Company.
Born October 15, 1931                              1996 to present, President, Anderson Management Group LLC
                                                   (architectural design and manufacturing). 1984 to 1996,
                                                   President, Vancouver Door Company, Inc.
23 Forest Glen Lane
Tacoma, Washington 98409
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,          Trustee since 1985.    Also currently: Trustee, Frank Russell Investment Company.
Born December 1, 1919                              President, Paul Anton and Associates (Marketing Consultant
                                                   on emerging international markets for small corporations).
                                                   1991-1994, Adjunct Professor, International Marketing,
                                                   University of Washington, Tacoma, Washington.
PO Box 212
Gig Harbor,
Washington 98335
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
        NAME, AGE,            POSITION(S) HELD                        PRINCIPAL OCCUPATION(S)
         ADDRESS                  WITH FUND                           DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
William E. Baxter,          Trustee since 1984.    Trustee, Frank Russell Investment Company.
Born June 8, 1925                                  Retired.


800 North C Street
Tacoma, Washington 98403
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Kristianne Blake            Trustee since 2000.    Also currently: Trustee, Frank Russell Investment Company;
Born January 22, 1954                              President, Kristianne Gates Blake, P.S.; Trustee, WM Group
                                                   of Funds; Trustee, William H. & Mary M. Gates Charitable
                                                   Remainder Annuity Trust.
P.O. Box 28338
Spokane, Washington
99228
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,            Trustee since 1984.    Also currently: Trustee, Frank Russell Investment Company
Born October 6, 1930                               and President, Gingrich Enterprises, Inc. (Business and
                                                   Property Management).

1730 North Jackson
Tacoma, Washington 98406
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,          Trustee since 1984.    Also currently: Trustee, Frank Russell Investment Company
Born May 5, 1926                                   and Director of Frank Russell Trust Company.  Retired.


2025 Narrows View Circle
#232-D, P.O. Box 1057
Gig Harbor, Washington
98335
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.    Trustee since 2000.    Also currently: Trustee, Frank Russell Investment Company and
Born December 21, 1955                             President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company,
1301 Fifth Avenue                                  Simpson Paper Company and Simpson Tacoma Kraft Company.
Suite 2800                                         Prior to July 1997, President and Board member, Simpson Paper
Seattle, Washington 98101                          Company.  Trustee, Simpson  Employee Retirement Fund.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
        NAME, AGE,            POSITION(S) HELD                        PRINCIPAL OCCUPATION(S)
         ADDRESS                  WITH FUND                           DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
*Mark E. Swanson,           Treasurer and Chief    Also currently: Treasurer and Chief Accounting
Born November 26, 1963      Accounting Officer     Officer, Frank Russell Investment Company; Director,
                            since 1998.            Fund Administration Frank Russell Trust Company;
                                                   Treasurer, Assistant Secretary and Principal Accounting
909 A Street                                       Officer, SSgA Funds (investment company); Director of
Tacoma, Washington                                 Fund Administration, Frank Russell Investment Management
98402-1616                                         Company; Manager, Funds Accounting and Taxes, Russell Fund
                                                   Distributors, Inc. April 1996 to August 1998,
                                                   Assistant Treasurer, Frank Russell Investment Company;
                                                   August 1996 to August 1998, Assistant Treasurer, Russell
                                                   Insurance Funds; November 1995 to July 1998, Assistant
                                                   Secretary, SSgA Funds; February 1997 to July 1998,
                                                   Manager, Funds Accounting and Taxes, Frank Russell
                                                   Investment Management Company.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
*Randall P. Lert,           Director of            Also currently: Director of Investments, Frank Russell
Born October 3, 1953        Investments since      Investment Company; Chief Investment Officer, Frank Russell
                            1991.                  Trust Company; Director and Chief Investment Officer, Frank
                                                   Russell Investment Management Company; Director and Chief
909 A Street                                       Investment Officer, Russell Fund Distributors, Inc.;
Tacoma, Washington                                 Director-Futures Trading, Frank Russell Investments (Ireland)
98402-1616                                         Limited and Frank Russell Investments (Cayman) Ltd.; Senior
                                                   Vice President and Director of Portfolio Trading, Frank
                                                   Russell Canada Limited/Limitee. April 1990 to November 1995,
                                                   Director of Investments of Frank Russell Investment Management
                                                   Company.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
*Karl J. Ege,               Secretary and          Also currently: Secretary and General Counsel of Frank
Born October 8, 1941        General Counsel        Russell Investment Company; Director, Secretary and General
                            since 1994.            Counsel, Russell Real Estate Advisors, Inc. and Frank
                                                   Russell Capital, Inc.; Secretary, General Counsel and
909 A Street                                       Managing Director--Law and Government Affairs of Frank
Tacoma, Washington                                 Russell Company; Secretary and General Counsel of Frank
98402-1616                                         Russell Investment Management Company, Frank Russell Trust
                                                   Company and Russell Fund Distributors, Inc.; Director and
                                                   Secretary of Russell Insurance Agency, Inc., Frank Russell
                                                   Investments (Delaware), Inc., A Street Investment Associates,
                                                   Inc., Russell International Services Co., Inc. and Russell
                                                   20-20 Association; Director and Assistant Secretary of Frank
                                                   Russell Company Limited (London) and Russell Systems Ltd.;
                                                   Director of Frank Russell Investment Company LLC, Frank
                                                   Russell Securities, Inc., Frank Russell Company PTY, Limited,
                                                   Frank Russell Institutional Funds plc, Frank Russell
                                                   Qualifying Investor Fund, Russell Investment Management
                                                   Ltd., Frank Russell Investment Company PLC, Frank Russell
                                                   Investments (Ireland) Limited, Frank Russell Investment
                                                   (Japan), Ltd., Frank Russell Company, S.A., Frank Russell
                                                   Japan Co., Ltd., Frank Russell Company (NZ) Limited,
                                                   Russell Investment Nominee Co PTY Ltd and Frank Russell
                                                   Investments (UK) Ltd. April 1992 to December, 1998,
                                                   Director, Frank Russell Company.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
        NAME, AGE,            POSITION(S) HELD                        PRINCIPAL OCCUPATION(S)
         ADDRESS                  WITH FUND                           DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
*Peter F. Apanovitch,       Manager of             Also currently: Manager of Short-Term Investment Funds,
Born May 3, 1945            Short-Term             Frank Russell Investment Company, Frank Russell Investment
                            Investment Funds.      Management Company and Frank Russell Trust Company.

909 A Street
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------


                           TRUSTEE COMPENSATION TABLE

--------------------------------------------------------------------------------------------------------------------
                                   Aggregate            Pension or         Estimated Annual     Total Compensation
          Trustee              Compensation from        Retirement          Benefits Upon       from RIF Paid to
                                      RIF           Benefits Accrued as       Retirement             Trustees
                                                    part of RIF Expenses
--------------------------------------------------------------------------------------------------------------------
Lynn L. Anderson              $0                    $0                    $0                    $0
--------------------------------------------------------------------------------------------------------------------
Paul E. Anderson              $8,000                $0                    $0                    $38,000*
--------------------------------------------------------------------------------------------------------------------
Paul Anton, PhD.              $8,000                $0                    $0                    $38,000*
--------------------------------------------------------------------------------------------------------------------
William E. Baxter             $8,000                $0                    $0                    $38,000*
--------------------------------------------------------------------------------------------------------------------
Kristianne Blake              $0                    $0                    $0                    $0
--------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich               $8,000                $0                    $0                    $38,000*
--------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer             $8,000                $0                    $0                    $38,000*
--------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.      $0                    $0                    $0                    $0
--------------------------------------------------------------------------------------------------------------------


* Received $30,000 each for service on the Frank Russell Investment Company
Board.


                                OPERATION OF RIF

SERVICE PROVIDERS. Most of RIF's necessary day-to-day operations are performed by separate business organizations under contract to RIF. The principal service providers are:

Consultant                           Frank Russell Company

Manager, Transfer and Dividend       Frank Russell Investment Management Company
  Disbursing Agent

Money Managers                       Multiple professional discretionary
                                     investment management organizations

Custodian and Portfolio              State Street Bank and Trust Company
  Accountant

Distributor                          Russell Fund Distributors, Inc.

CONSULTANT. Frank Russell Company, the corporate parent of FRIMCo, was responsible for organizing and reorganizing RIF and provides ongoing consulting services, described in the Prospectus, to RIF and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Limited (New Zealand) and Frank Russell Investments (Delaware), and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business as a member of the New York Stock Exchange. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investment (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to U.S. personnel seconded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402.

As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman of RIF, is the Chairman of the Board of Russell. FRIMCo is a wholly owned subsidiary of Frank Russell Company.


Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance corporation organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,200 agents associated with over 100 general agencies nationwide. Northwestern Mutual leads the U.S. in both individual life insurance sold annually and total individual life insurance in force.

MANAGER. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties, such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates assets among the money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolios. (See, "Investment Policies---Liquidity Portfolios.") FRIMCo also acts as RIF's transfer agent and dividend disbursing agent. FRIMCo, as agent for RIF, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the management fee paid by the Funds to FRIMCo. The remainder of the management fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an annual management fee to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds.


The following Funds paid FRIMCo the listed management fees before waivers and/or reimbursements, for the years ended December 31, 1997, 1998 and 1999:

                                                 12/31/99            12/31/98               1997
                                                 --------            --------               ----
Multi-Style Equity                              $1,357,070           $361,287             $150,747
Aggressive Equity                                  566,708            186,597              116,490
Real Estate Securities                             286,897              --                   --
Non-U.S.                                         1,006,593            130,606               61,283
Core Bond                                          347,592            118,852               43,221

FRIMCo has contractually agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. In 1997, the Funds also received a Custodian Fee Waiver from State Street Bank. This waiver was in effect through December 31, 1997.

The expense caps and waivers as of December 31, 1997 were as follows:

                              EXPENSE CAP     MANAGEMENT      CUSTODIAN FEES     TOTAL EXPENSE
                                              FEES WAIVED         WAIVED           REDUCTION
--------------------------------------------------------------------------------------------------
Multi-Style Equity               0.92%         $  61,920        $   70,798         $ 132,718
Aggressive Equity                1.25             34,172            84,542           118,714
Non-U.S.                         1.30             35,823           116,412           152,235
Core Bond                        0.80             43,221            64,682           107,903

The expense caps and waivers as of December 31, 1998 were as follows:


                              EXPENSE CAP     MANAGEMENT         REIMBURSED       TOTAL EXPENSE
                                              FEES WAIVED        BY FRIMCo          REDUCTION
--------------------------------------------------------------------------------------------------
Multi-Style Equity               0.92%         $ 132,360           ------           $ 132,360
Aggressive Equity                1.25             82,680          --------             82,680
Non-U.S.                         1.30            130,606          $16,449             147,055
Core Bond                        0.80             95,578           ------              95,578

The expense caps and waivers as of December 31, 1999 were as follows:



                              EXPENSE CAP     MANAGEMENT         REIMBURSED       TOTAL EXPENSE
                                              FEES WAIVED        BY FRIMCo          REDUCTION
--------------------------------------------------------------------------------------------------
Multi-Style Equity                .92%          $22,022              --              $22,022
Aggressive Equity                1.25            51,002              --               51,002
Real Estate Securities           1.15              --                --                 --
Non-U.S.                         1.30           214,869              --              214,869
Core Bond                         .80            31,865              --               31,865






FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. The money managers have no affiliations or relationships with RIF or FRIMCo, other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and

"Brokerage Commissions"). Money managers may serve as advisers or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other off-shore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

From its management fees, FRIMCo, as agent for RIF, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the years ended December 31, 1997, 1998 and 1999, management fees paid to the money managers were:


                                                                                        ANNUAL RATE
          FUND                             $ AMOUNT PAID                   (AS A % OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
                                1999            1998           1997           1999          1998          1997
                                ----            ----           ----           ----          ----          ----
Multi-Style Equity            $312,678       $ 95,629        $45,969          0.18%         0.21%         0.24%
Aggressive Equity              244,240         85,546         65,076          0.41          0.44          0.53
Real Estate Securities          89,570           --             --            0.18           --            --
Non-U.S.                       354,658         46,042         23,814          0.34          0.33          0.37
Core Bond                       85,719         32,036         13,536          0.15          0.16          0.19

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after RIF has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

DISTRIBUTOR. Russell Fund Distributors, Inc. serves as the distributor of RIF Shares. The distributor receives no compensation from RIF for its services. The distributor is a wholly owned subsidiary of FRIMCo and its mailing address is:
909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for RIF. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

         CUSTODY:

Domestic Custody - (i) $3,000 per portfolio per fund; (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody -
(i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on uninvested cash balances will be used to offset the Funds' custodian expense.

         FUND ACCOUNTING:

Domestic Fund Accounting - (i) $10,000 per portfolio; and (ii) 0.015% of average daily net assets. International Fund Accounting - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Yield calculation services - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as the transfer agent for RIF. For this service, FRIMCo is paid a per account fee for transfer agency and dividend disbursing services provided to RIF. From this fee, which is based upon the number of shareholder accounts and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCo is also reimbursed by RIF for certain out-of-pocket expenses, including postage, taxes, wires, stationery, and telephone. FRIMCo's mailing address is: 909 A Street, Tacoma, WA 98402.


INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of RIF. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and tax returns. The mailing address of PricewaterhouseCoopers LLP is 1800 First Interstate
Center, 999 Third Avenue, Seattle, WA 98104-4098.


CODES OF ETHICS. RIF, FRIMCo and RFD have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.




-------------------------------------------------------------------------------------------------------
                                         IS PERSONAL       ARE INVESTMENTS IN SECURITIES OWNED BY THE
                                      INVESTING ALLOWED?        ADVISED FUND ALLOWED?
-------------------------------------------------------------------------------------------------------

AEW Capital Management, L.P.         Yes                   No
-------------------------------------------------------------------------------------------------------
Alliance Capital Management L.P.     Yes                   Yes, but not in securities with pending or
                                                           possible client buy or sell orders
-------------------------------------------------------------------------------------------------------
Barclays Global Fund Advisors N.A.   Yes                   Yes, but not in securities with pending or
                                                           possible client buy
                                                           or sell orders and
                                                           certain blackouts
                                                           apply to securities
                                                           of Barclays PLC and
                                                           securities
                                                           underwritten by
                                                           Barclays affiliates
-------------------------------------------------------------------------------------------------------
The Boston Company Asset Management  Yes                   Yes, but not in securities with pending or
                                                           possible client buy or sell orders, also,
                                                           certain persons may not purchase
                                                           securities issued by financial services
                                                           organizations
-------------------------------------------------------------------------------------------------------
CapitalWorks Investment Partners     Yes                   Yes, but not in securities with pending or
                                                           possible client buy or sell orders
-------------------------------------------------------------------------------------------------------
Cohen & Steers                       Yes                   Yes, but not in securities with pending or
                                                           possible client buy or sell orders
-------------------------------------------------------------------------------------------------------
Geewax, Terker & Company             Yes                   Yes, but not in securities with pending or
                                                           possible client buy or sell orders
-------------------------------------------------------------------------------------------------------
Jacobs Levy Equity Management, Inc.  Yes                   Yes, but not in securities with pending or
                                                           possible client buy or sell orders
-------------------------------------------------------------------------------------------------------
J.P. Morgan Investment Management,   Yes                   Cannot purchase securities on a restricted
Inc.                                                       list or securities of financial services
                                                           organizations
-------------------------------------------------------------------------------------------------------
Montgomery Asset Management LLC      Yes                   Yes, but not in securities with pending or
                                                           possible client buy or sell orders
-------------------------------------------------------------------------------------------------------
Oechsle International Advisors, LLC  Yes                   Yes, but not in securities with pending or
                                                           possible client buy or sell orders
-------------------------------------------------------------------------------------------------------
Pacific Investment Management        Yes                   Yes, but not in securities with pending or
Company                                                    possible client buy or sell orders
-------------------------------------------------------------------------------------------------------
Peachtree Asset Management           Yes                   Yes, but not in securities with pending or
                                                           possible client buy or sell orders
-------------------------------------------------------------------------------------------------------
Sanford C. Bernstein & Co., Inc.     Yes                   Yes, subject to blackouts and other
                                                           restrictions
-------------------------------------------------------------------------------------------------------
Security Capital Global Capital      Yes                   Yes, but not in securities with pending or
Management Group                                           possible client buy or sell orders
-------------------------------------------------------------------------------------------------------
Standish, Ayer & Wood, Inc.          Yes                   Cannot purchase securities on a restricted
                                                           list
-------------------------------------------------------------------------------------------------------
Strong Capital Management            Yes                   Yes, but not in securities with pending or
                                                           possible client buy or sell orders
-------------------------------------------------------------------------------------------------------
Turner Investment Partners           Yes                   Yes, but not in securities with pending or
                                                           possible client buy or sell orders
-------------------------------------------------------------------------------------------------------
Westpeak Investment Advisors, L.P.   Yes                   Yes, but not in securities with pending or
                                                           possible client buy or sell orders
-------------------------------------------------------------------------------------------------------



FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual management fee payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, fund accounting, tax accounting, dividend disbursement, state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; deferred organizational expenses; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIF to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

FRIMCo may, from time to time, voluntarily agree to reimburse Fund expenses in excess of certain limits on an annualized basis. These limits may be changed or rescinded at any time to certain of the Funds (see the Prospectus for further detail).

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund on each business day in which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for trading. Currently, the Exchange is open for trading every weekday except New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


Net asset value per share is computed for each Fund by dividing the current value of the Fund's assets less liabilities by the number of Shares of the Fund outstanding and rounding to the nearest cent.


The Non-U.S. Fund's portfolio securities actively trade on foreign exchanges, which may trade on Saturdays and on days that the Fund does not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. US over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. If there is no last sale or mean bid price, the securities may be valued on the basis of prices provided by a pricing service when the prices are believed to be reliable.

Money market instruments maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with the Rule. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security, thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases, as the new money manager restructures the former money manager's portfolio.

The Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and duration of portfolio investments.

The portfolio turnover rates for the last two years for each Fund were:

                                                      YEAR ENDED                    YEAR ENDED
                                                  DECEMBER 31, 1999             DECEMBER 31, 1998
                                                  -----------------             -----------------
Multi-Style Equity                                     67.67%                        78.89%
Aggressive Equity                                     111.46                         79.88
Real Estate Securities                                 23.98                            --
Non-U.S.                                               83.45                         50.36
Core Bond                                             139.06                         75.95

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

BROKERAGE ALLOCATIONS. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions; on non-U.S. exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. RIF's agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of the Funds or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Securities will ordinarily be purchased from the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, those agreements authorize FRIMCo and the money manager, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Funds, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIF's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo does not expect RIF to ordinarily effect a significant portion of RIF's total brokerage business for the Funds with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.



FRIMCo and each Money Manager arranges for the purchase and sale of RIF's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide it with research services and may cause RIF to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.




The Funds may effect portfolio transactions with or through Frank Russell Securities, Inc. ("FRS"), an affiliate of FRIMCo, only when the applicable money manager determines that the Fund will receive competitive execution, price and commissions. Where brokerage transactions are effected by money managers on behalf of the Funds through FRS at the request of FRIMCo, research services obtained from third party service providers at market rates are provided to the Funds by FRS. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. This arrangement may be used by the Multi-Style Equity, Aggressive Equity, Non-US and Real Estate Securities Funds. All Funds may also effect portfolio transactions on an agency basis through, and pay brokerage commissions to, brokerage affiliates of the money managers.

BROKERAGE COMMISSIONS. The Board of Trustees reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or the money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the last three years, the brokerage Commissions paid by the Funds were:


                                                         YEAR ENDED DECEMBER 31,
                                            ----------------------------------------------
                                            1999                  1998               1997
                                            ----                  ----               ----
Multi-Style Equity*                        $  311,283         $  77,870          $ 36,614
Aggressive Equity*                            167,564            21,613            39,991
Real Estate Securities**                      172,975                --                --
Non-U.S.*                                     579,446            47,795            22,186
                                            ---------         ---------          --------

Total                                      $1,231,268         $ 142,278          $ 98,791
                                            ---------         ---------          --------
                                            ---------         ---------          --------


*        Commenced operations on January 2, 1997.
**       Commenced operations on May 1, 1999.

The Core Bond Fund normally does not pay a stated brokerage commission on transactions.

The principal reasons for changes in several Funds' brokerage commissions were
(1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.


During the year ended December 31, 1999, none of the brokerage commissions of the funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.



Gross brokerage commissions received by affiliated broker/dealer from affiliated and non-affiliated money managers for the year ended December 31, 1999 from portfolio transactions effected for the Funds were as follows:



AFFILIATED BROKER/DEALER                    COMMISSIONS                PERCENT OF TOTAL COMMISSIONS
------------------------                    -----------                ----------------------------
Frank Russell Securities                    $  178,651                        14.51%
JP Morgan                                       12,106                         0.98
Salomon Smith Barney                             7,079                         0.57
Commerz Bank                                     4,155                         0.34
Sanford C. Bernstein                             2,933                         0.24
Donaldson, Lufkin & Jenrette                     2,976                         0.24
Autranet                                         1,955                         0.16
Robert Baird                                       633                         0.05
Robinson Humphry                                   105                         0.01
                                            ----------
Total Affiliated Commissions                $  210,683
                                            ==========




The percentage of total affiliated transactions (relating to trading activity) to total transactions during the year ended 1999 for the Funds was 17.0%.



During the year ended December 31, 1999 the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of December 31, 1999 was as follows:

                           MERRILL         MORGAN       BEAR         PAINE     GOLDMAN    SALOMON
FUND                       LYNCH           STANLEY      STEARNS      WEBBER      SACHS    SMITH BARNEY
----                       -------         -------      -------      ------    -------    ------------
Multi-Style Equity         $400,800        $3,740,050   $523,687     $95,055   $423,844            --
Core Bond                   322,287         1,406,146         --          --    200,650      $587,555



At December 31, 1999 the Funds did not have any holdings in the following top 10 broker-dealers:



         Bridge Trading Company
         Frank Russell Securities, Inc.
         Instinet Corp.
         Warburg Dillon Read



YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission (the "SEC"). Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                    P(1+T) TO THE POWER OF n = ERV

Where:                P =    a hypothetical initial payment of $1,000;
                      T =    average annual total return;
                      n =    number of years; and
                      ERV =  ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of the one, five or ten year period at the end of the one, five, or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for the Funds are reported in the Prospectus.

Yields are computed by using standardized methods of calculation required by the SEC. Yields for Funds are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:


               YIELD = 2[(a-b+1) TO THE POWER OF 6 -1]
                       --------------
                             cd

Where:            a =    dividends and interest earned during the period
                  b =    expenses accrued for the period (net of reimbursements)
                  c =    average daily number of Shares outstanding during the
                         period that were entitled to receive dividends
                  d =    the maximum offering price per share on the last day of
                         the period

The yields for the Funds investing primarily in fixed-income instruments are reported in the Prospectus. Yield may fluctuate daily and does not provide a basis for determining future yields.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including the VARDS Report, Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.


            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the Prospectus.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. No Fund will:

1. Invest in any security if, as a result of such investment, less than 75% of its assets would be represented by cash; cash items; securities of the U.S. government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund.

2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the U.S. government, its agencies and instrumentalities), but such concentration may occur incidentally as a result of changes in the market value of portfolio securities. This restriction does not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry.

3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

4.      Invest in companies for the purpose of exercising control or management.

5. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

6. Purchase or sell commodities or commodities contracts, or interests in oil, gas or other mineral exploration or development programs, except stock index and financial futures contracts.

7. Borrow money, except that the Fund may borrow as a temporary measure for extraordinary or emergency purposes, and not in excess of five percent of its net assets; provided, that the Fund may borrow to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced to the extent necessary to comply with this limitation within three days. Reverse repurchase agreements will not be considered borrowings for purposes of the foregoing restrictions, provided that the Fund will not purchase investments when borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

8. Purchase securities on margin or effect short sales (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments in connection with transactions in futures contracts and related options).

9. Engage in the business of underwriting securities issued by others or purchase securities subject to legal or contractual restrictions on disposition.



10. Participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act, and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of FRIMCo or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account.


11. Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors; (ii) the entry into "repurchase agreements"; or (iii) the lending of portfolio securities in the manner generally described and in the Funds' Prospectus.

12. Purchase or sell options except to the extent permitted by the policies set forth in the sections "Certain Investments -- Options on Securities and Indices", "Certain Investments -- Foreign Currency Options", "Certain Investments -- Futures Contracts and Options on Future Contracts" and "Certain Investments -- Forward Foreign Currency Exchange Contracts" below.


13. Purchase the securities of other investment companies except to the extent permitted by the 1940 Act, and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act.

14. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" (as defined in the 1940 Act) of RIF, including the Funds' money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

15. Invest more than 5% of the current market value of its assets in warrants nor more than 2% of such value in warrants which are not listed on the New York or American Stock Exchanges; warrants attached to other securities are not subject to this limitation.

16. Purchase or retain the securities of an issuer if, to the Fund's knowledge, one or more of the Trustees or officers of the Fund, or one or more of the officers or directors of the money manager responsible for the investment, individually own beneficially more than l/2 of l% of the securities of such issuer and together own beneficially more than 5% of such securities. Compliance with this policy by the Fund's Trustees and officers is monitored by Fund officers.

Additionally, as a non-fundamental investment policy, no Fund will issue senior securities in contravention of Section 18 of the 1940 Act. As noted in Item 7, above, the Fund may borrow to facilitate redemptions.

INVESTMENT POLICIES.

FUND INVESTMENT SECURITIES

     The following table illustrates the investments that the Funds may invest in or are permitted to invest in:

                                            MULTI-STYLE  AGGRESSIVE                REAL ESTATE        CORE
               TYPE OF PORTFOLIO              EQUITY       EQUITY     NON-U.S.     SECURITIES         BOND
                     SECURITY                  FUND         FUND        FUND          FUND            FUND
               -----------------            -----------  ----------   --------     -----------        ----
           Common stocks............             X            X           X             X
           Common stock equivalents
             (warrants).............             X            X           X             X
           Common stock equivalents
             (options)..............             X            X           X             X
           Common stock equivalents
             (convertible debt
             securities)............             X            X           X             X
           Common stock equivalents
             (depository receipts)..             X            X
           Preferred stocks.........             X            X           X             X
           Equity derivative
           securities...............             X            X           X             X
           Debt securities (below
             investment grade or junk
             bonds).................                                                                   X
           US government securities.             X            X           X             X              X
           Municipal obligations....                                                                   X
           Foreign securities.......             X            X           X             X              X

OTHER INVESTMENT PRACTICES

     The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the SAI describes each of the investment techniques identified below.

                                            MULTI-STYLE  AGGRESSIVE                REAL ESTATE        CORE
               TYPE OF PRACTICE               EQUITY       EQUITY     NON-U.S.     SECURITIES         BOND
               ----------------                FUND         FUND        FUND          FUND            FUND
                                            -----------  ----------   --------     -----------        ----
           Cash reserves..............           X            X           X             X               X
           Repurchase agreements(1)...                                    X             X               X
           When-issued and forward
             commitment securities....                                    X             X               X
           Reverse repurchase
             agreements ..............                                    X             X               X
           Lending portfolio securities,
             not to exceed 33 1/3% of
             total Fund assets........           X            X           X             X               X
           Illiquid securities (limited to
             15% of a Fund's net
             assets)..................           X            X           X             X               X
           Forward currency
             contracts(2).............                                    X                             X
           Write (sell) call and put
             options on securities,
             securities indexes and
             foreign currencies(3)....           X            X           X             X               X
           Purchase options on securities,
             securities indexes, and
             currencies(3)............           X            X           X             X               X
           Interest rate futures contracts,
             stock index futures
             contracts, foreign currency
             contracts and options on
             futures(4)...............           X            X           X             X               X
           Liquidity portfolios.......           X            X           X             X

(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the Non-U.S. and Core Bond Funds may not invest more than 33% of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.


     CASH RESERVES. Each Fund, and its money managers, may elect to invest the Fund's cash reserves in one or more affiliated or unaffilitated money market funds. Such investment will not exceed 15% of the investing Fund's net assets.


     If the Funds invest in affiliated money market funds, they will do so only so long as it does not adversely affect the portfolio management and operations of the money market funds. The affiliated money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of a money market fund's shares. Any Fund investing in an affiliated money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder, including voting rights. However, shares of an affiliated money market fund issued to the Funds will be voted by RIF's Trustees in the same proportion as the shares of the money market fund that are held by shareholders that are not Funds. Funds investing in affiliated money market fund effectively do not pay an advisory or administrative fee to a money market fund and thus do not pay duplicative advisory or administrative fees, as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable affiliated money market fund in respect of those investments.


     LIQUIDITY PORTFOLIO. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may effect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.


       The holding of significant amounts of cash is contrary to the investment objectives of each of the Funds. The more cash the Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of the Funds' assets assigned to a "Liquidity Portfolio."


     A Liquidity Portfolio addresses this potential detriment by having FRIMCo, or a money manager selected for this purpose, create a temporary equity exposure for cash reserves through the use of options and futures contracts. This will enable the Funds to hold cash while receiving a return on the cash which is similar to that of equity securities.

     Liquidity Portfolios will be used for each of the Funds except the Core Bond Fund.

CERTAIN INVESTMENTS.


     REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with the seller, a bank or securities dealer, who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose credit-worthiness is continually monitored and found satisfactory by the Funds' money managers.


     REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money managers to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.


       HIGH RISK BONDS. The Funds, other than the Core Bond Fund, do not invest their assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Funds, other than the Core Bond Fund, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.


       The Core Bond Fund will invest in "investment grade" securities and may invest up to 25% of its total assets in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Fund to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Core Bond Fund will seek to reduce the risks associated with investing in such securities by limiting the Fund's holdings in such securities and by the depth of their own credit analysis.

     Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

     Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."


     RISK FACTORS. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.


     In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.


     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the credit-worthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.


     The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.


       ILLIQUID SECURITIES. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.


     The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     FORWARD COMMITMENTS. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.


     Additionally, under certain circumstances, the Non-U.S. Fund may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.


     LENDING PORTFOLIO SECURITIES. Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by the Custodian, for which it may receive an asset-based fee), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.


     Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.


     A Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.


     OPTIONS AND FUTURES. The Funds may purchase and sell (write) both call and put options on securities, securities indexes and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that RIF's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).


     OPTIONS ON SECURITIES AND INDEXES. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

     An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.


     A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.


     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.


     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.


     To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.


     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.


     A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.


     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


     RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.


     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.


     As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.


     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.


     OPTIONS ON FOREIGN CURRENCY. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.


     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade, as specified in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000-Registered Trademark-; Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.


     Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.


       There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.


       A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.


       A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

     As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.




     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.


     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.


     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.


     LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS. A Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.


     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.


     When selling a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

     When selling a call option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.


     When selling a put option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.


     In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.


     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."


     RISKS ASSOCIATED WITH FUTURES AND OPTIONS ON FUTURES CONTRACTS. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.


     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.


     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.


     ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, AND FORWARD CURRENCY EXCHANGE CONTRACT AND OPTIONS THEREON. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.


     HEDGING STRATEGIES. Stock index futures contracts may be used by the Funds, other than the Core Bond Fund, as an "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves will always be fully exposed to equity market performance.



     Financial futures contracts may be used by the Non-U.S. and Core Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.


     The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.


     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     FOREIGN CURRENCY FUTURES CONTRACTS. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

     A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.


     RISK FACTORS. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.


     In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by
(1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.


     FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS ("FORWARD CURRENCY CONTRACTS"). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If a Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.


     At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.


       Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.


     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.


     If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.


     Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.


     The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.


     A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.


     Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.


     DEPOSITORY RECEIPTS. A Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.


     BANK INSTRUMENTS. The Core Bond Fund may invest in bank instruments, which include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the

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

obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Core Bond Bond Fund.


     INDEXED COMMERCIAL PAPER. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.


     US GOVERNMENT OBLIGATIONS. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years;
(2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.


     VARIABLE AND FLOATING RATE SECURITIES. A floating rate security is one whose terms provide for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.


     ZERO COUPON SECURITIES. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.


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     MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. The forms of mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:


     MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.


     COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.


     ASSET-BACKED SECURITIES. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.


     RISK FACTORS. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.


     LOAN PARTICIPATIONS. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale.


     MUNICIPAL OBLIGATIONS. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

          MUNICIPAL BONDS. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

              GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.


              REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.


              INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

          MUNICIPAL NOTES. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

              TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.


              BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.


              REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.


              CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.


              PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.


              TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.


              TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.


              TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.


              A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.


              The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.


      INTEREST RATE TRANSACTIONS. The Core Bond Fund may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When a fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolios or to protect against any increase in the price of securities it anticipates purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Fund believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Fund will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.


     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared to what it would have been if this investment technique was not used.

     The Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Since interest rate swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its rights to receive interest on its portfolio securities and its rights and obligations to receive and pay interest pursuant to interest rate swaps.


     INVESTMENT IN FOREIGN SECURITIES. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.



     FOREIGN GOVERNMENT SECURITIES. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.


     OTHER DEBT SECURITIES. The Core Bond Fund may invest in debt securities issued by supranational organizations such as:


          THE WORLD BANK -- An international bank which was chartered to finance development projects in developing member countries.


          THE EUROPEAN COMMUNITY -- An organization which consists of certain European states engaged in cooperative economic activities.


          THE EUROPEAN COAL AND STEEL COMMUNITY -- An economic union of various European nations' steel and coal industries.


          THE ASIAN DEVELOPMENT BANK -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.


     The Core Bond Fund may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.


     BRADY BONDS. The Core Bond and Non-U.S. Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.


                                      TAXES

In order to qualify for treatment as a regulated investment company ("RIC") under Subchapter X of the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (exclusive of losses), or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

As noted in the Prospectus, each Fund must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. For information concerning the consequences of failure to meet the requirements of Section 817(h), see the prospectus for the variable contracts.

The Funds will not be subject to the 4% Federal excise tax imposed on RICs that do not distribute substantially all their income and gains each calendar year because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

From November 1, 1999 to December 31, 1999, the Non- U.S., Core Bond and Real Estate Securities Funds incurred net realized capital losses of $353,830, $189,912 and $481,589, respectively. As permitted by tax regulations, the Aggressive Equity and Non-U.S. Funds intend to elect to defer these losses and treat them as arising in the year ending December 31, 2000.



At December 31, 1999, the Core Bond Fund and the Real Estate Securities
Fund had net tax basis capital loss carryforwards of $1,192,480 and $54,901, respectively, which expire on December 31, 2007.


The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for variable contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the variable contracts and the holders thereof.

ISSUES RELATED TO HEDGING AND OPTION INVESTMENTS. The use of hedging instruments, such as options and futures contracts, involves specialized and complex rules that will determine the amount and character for income tax purposes of the income received in connection therewith by the Fund and thereby affect, among other things, the amount and proportion of distributions that will be taxable to shareholders as ordinary income or capital gain.

As described above and in the Prospectuses, the Funds may buy and sell foreign currencies and options on foreign currencies, and may enter into forward currency contracts and currency futures contracts. The Funds anticipate that these investment activities will not prevent the Funds from qualifying as a regulated investment company. As a general rule, gains or losses on the disposition of debt securities denominated in a foreign currency that are attributable to fluctuations in exchange rates between the date that the debt securities are acquired and the date of disposition, gains and losses from the disposition of foreign currencies, and gains and losses attributable to options on foreign currencies, forward currency contracts and currency futures contracts will be treated as ordinary income or loss.

Gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time a Fund actually collects such receivables, or pays such liabilities, are generally treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders, rather than increasing or decreasing the amount of the Fund's capital gains or losses.

The Funds may acquire forward currency contracts, currency futures contracts and options on foreign currencies to hedge their risk of currency fluctuations with regard to property held or to be held by the Funds, and before the close of the day on which the Funds enter into the contract or option, the Funds will, as a general rule, identify on their records that the contract or option was entered into as part of a hedging transaction. If the Funds were to invest in a forward currency contract, currency futures contract or option on a foreign currency and offsetting positions in such contracts or options, and if the two offsetting positions were characterized as a straddle (as opposed to a hedge) for federal income tax purposes, then the Funds might not be able to receive the benefit of certain realized losses from the liquidation of one of those positions for an indefinite period of time (i.e., until the gain position and any successor positions are disposed of). The Funds expect that their activities with respect to forward foreign currency contracts, currency futures contracts and options on foreign currencies will not require it, as a general rule, to have to treat such contracts or options as straddle positions for federal income tax purposes. Under current law, unless certain requirements are satisfied, the Funds, will be required to calculate separately certain gains and losses attributable to certain of their forward currency contracts, currency futures contracts and options on foreign currencies even if the Funds acquired the contract or option to hedge their risk of currency fluctuations with regard to capital assets held or to be held by the Funds. The Internal Revenue Service, however, has the authority to issue additional regulations that would permit or require the Funds either to integrate some or all of their forward currency contracts, currency futures contracts, options on foreign currencies and hedged investments as a single transaction or otherwise to treat the contracts or options in the manner that is consistent with the hedged investments. It is uncertain if or when these regulations will be issued.

To the extent that a Fund's forward contracts, currency futures contracts or options on foreign currencies can be classified as either regulated futures contracts or foreign currency contracts (as described in section 1256(b) of the Code) (collectively referred to herein as "section 1256 contracts"), such investments will be taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, the Funds may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, except for certain currency related activities (as described above) in which gain or loss is treated as ordinary income or loss, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and accordingly, the mark-to-market system generally will affect the amount of capital gains or losses taxable to the Funds and the amount of distributions taxable to a shareholder. If the Funds invested in both section 1256 contracts and offsetting positions with respect to such contracts, then the Funds might not be able to receive the benefit of certain realized losses for an indeterminate period of time (i.e., until disposition of the "gain leg" of the straddle and any successor position). The Funds expect that their activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause them or their shareholders to be treated as receiving a materially greater amount of ordinary income, capital gains, dividends, or distributions than actually realized or received by the Funds and (b) will permit them to use substantially all of the losses of the Funds for the fiscal years in which such losses actually occur.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially in any given fiscal year as compared to a fund that did not engage in such hedging transactions.

Under certain Constructive Sales Transactions rules, a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund will generally be treated as making a constructive sale when it: (a) enters into a short sale on the same property, (b) enters into an offsetting notional principal contract, or (c) enters into a futures or forward contract to deliver the same or substantially similar property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

If a call option written by the Fund expires, the Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. If the Fund terminates its obligations under a call option it has written, or if the Fund writes a put option terminating its rights as the holder of a put option, the Fund will realize a short-term capital gain or loss, depending on whether the cost of the closing transaction is less than or exceeds the premium received when the option was written. If a call option written by the Fund is exercised, the Fund will be treated as having sold the underlying security and will realize a long-term or short-term capital gain and loss, depending on the holding period of the underlying security and on whether the sum of the option price received upon the exercise plus the premium received when the option was written exceeds or is less than the basis of the optioned security.

If an option purchased by a Fund expires, the Fund generally will realize a capital loss equal to the cost of the option, long-term if the option was held for more than one year. If the Fund sells the option, it generally will realize a capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option plus the transaction costs. If the Fund exercises a call option, the cost of the option will be added to the basis of the security purchased. If the Fund exercises a put option, it will realize a capital gain or loss (depending on the Fund's basis for the underlying security), which will be long-term or short-term depending on the holding period of the underlying security. Any such capital gain will be decreased (or loss increased) by the premium paid for the option.

FOREIGN INCOME TAXES. Foreign governments may impose taxes on the income and gains from a Fund's investments in foreign stocks and bonds. These taxes will reduce the amount of the Fund's distributions to you, but, depending on the amount of the Fund's assets that are invested in foreign securities and foreign taxes paid, may be passed through to you as a foreign tax credit on your income tax return.

If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. Under the Internal Revenue Code, the Non-U.S. Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

STATE AND LOCAL TAXES. Depending upon the extent of a Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.


                            MONEY MANAGER INFORMATION


MULTI-STYLE EQUITY FUND


ALLIANCE CAPITAL MANAGEMENT L.P. is a limited partnership whose (i) general partner, Alliance Capital Management Corporation, is a wholly owned subsidiary of AXA Financial, Inc. (formerly The Equitable Companies Incorporated)("AXF") and (ii) majority unit holder is ACMC, Inc., an indirect wholly owned subsidiary of AXF. AXA, a French insurance company, owns approximately 58.4% of the common stock of AXF.




BARCLAYS GLOBAL FUND ADVISORS N.A. is a wholly-owned subsidiary of Barclays Global Investors, N.A.


PEACHTREE ASSET MANAGEMENT is a division of SSB Citi Fund Management LLC. SSB Citi Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of the CitiGroup Inc.


SANFORD C. BERNSTEIN & CO., INC. is controlled by its Board of Directors. The Board consists of: Lewis A. Sanders, Roger Hertog, Andrew S. Adleson, Kevin
R. Brine, Charles C. Cahn, Jr., Marilyn G. Fedak, Arthur W. Fried, Michael L. Goldstein, Thomas S. Hexner, Jerry M. Lieberman, Marc O. Mayer, Jean M. Reid and Francis H. Trainer, Jr.


STRONG CAPITAL MANAGEMENT, INC. is a corporation controlled by Richard S.
Strong.


TURNER INVESTMENT PARTNERS INC. is a corporation controlled by Robert E.
Turner.


WESTPEAK INVESTMENT ADVISORS, LP is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), which also owned, as of January 31, 1999, approximately 48% of the limited partnership interests in Nvest Companies. Nvest Companies' advising general partner, Nvest, L.P., is a publicly-traded company listed on the New York Stock Exchange.


AGGRESSIVE EQUITY FUND


CAPITALWORKS INVESTMENT PARTNERS, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.


GEEWAX, TERKER & COMPANY is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

JACOBS LEVY EQUITY MANAGEMENT, INC. is owned by Bruce Jacobs and Kenneth Levy.




WESTPEAK INVESTMENT ADVISORS, LP, see Multi-Style Equity Fund.

NON-U.S. FUND

J.P. MORGAN INVESTMENT MANAGEMENT, INC. is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.


MONTGOMERY ASSET MANAGEMENT LLC is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.


OECHSLE INTERNATIONAL ADVISORS is a Delaware limited liability company that is controlled by its manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members:
S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.


THE BOSTON COMPANY ASSET MANAGEMENT, LLC is wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.


REAL ESTATE SECURITIES FUND




AEW CAPITAL MANAGEMENT, L.P. is a wholly-owned affiliate of Nvest Companies, L.P. ("Nvest"). Nvest is a publicly held limited partnership. Metropolitan Life Insurance Company owns approximately 48% of Nvest. AEW Capital Management, Inc., a wholly-owned subsidiary of Nvest Holdings, Inc., is the general partner, and Nvest is the sole limited partner of AEW Capital Management, L.P.


COHEN & STEERS CAPITAL MANAGEMENT is a corporation whose two principals, Robert
H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.


SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.


CORE BOND FUND


PACIFIC INVESTMENT MANAGEMENT COMPANY ("PIMCO") is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the current PIMCO Managing Directors and two former Managing Directors of PIMCO. PIMCO Partners, G.P. is the sole general partner of PAH. It is expected that on or about May 5, 2000, Allianz of America, Inc., ("A of A") will acquire (the "Acquisition") majority ownership of PIMCO Advisors and its subsidiaries, including PIMCO. After the closing of the Acquisition, A of A will own approximately 70% of the outstanding partnership interests in PIMCO Advisors. Pacific Life Insurance Company will retain its approximately 30% interest in an indirect general partner of PIMCO Advisors. In connection with the Acquisition, A of A will enter into a put/call arrangement for the possible disposition of Pacific Life Insurance Company's indirect interest in PIMCO Advisors.


STANDISH, AYER & WOOD, INC. is organized as a Sub-chapter S Corporation and is 100% owned by its twenty-five directors, with no director having more than 25% ownership.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

         MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         STANDARD & POOR'S RATINGS GROUP ("S&P"):

         AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

         BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

         B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual implied BB or BB- rating.

         CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual implied B or B-rating.

         CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

         C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

         D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

         MOODY'S:

         Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

         MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

         MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

         S&P:

         A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

         -- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

         SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2--Satisfactory capacity to pay principal and interest.

         S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-1+") or if the nominal maturity is short, a rating of "SP-1+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

         MOODY'S:

         Commercial paper rated Prime by Moody's is based upon its evaluation of many factors, including: (1) management of the issuer; (2) the issuer's industry or industries and the speculative-type risks which may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issue; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper is rated Prime-1, Prime-2, or Prime-3.

         Prime-1 - indicates a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternative liquidity.

         Prime-2 - indicates a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         S&P:

         Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2, or A-3.

         A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

         A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         DUFF & PHELPS, INC.:

         Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit, and current maturities of long-term debt.
         Asset-backed commercial paper is also rated according to this scale.

         Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

         The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

         Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- --High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Good Grade

         Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Satisfactory Grade

         Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Non-Investment Grade

         Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         Default

         Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

         IBCA, INC.:

         In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

         IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

         Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While this data cannot be disclosed in reports, it is taken into account when assigning ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

         IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

         A1+--Obligations supported by the highest capacity for timely repayment.

         A1--Obligations supported by a very strong capacity for timely repayment.

         A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

         B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

         C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

         D1--Obligations which have a high risk of default or which are currently in default.

         FITCH INVESTORS SERVICE, INC.:

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows:

         F-1+--Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1--Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2--Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

         F-3--Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-5--Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D--Default. Issues assigned this rating are in actual or imminent payment default.

         THOMSON BANKWATCH (TBW) SHORT-TERM RATINGS:

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. These ratings are derived exclusively from a quantitative analysis of publicly available information. Qualitative judgments have not been incorporated. The ratings are intended to be applicable to all operating entities of an organization but there may be in some cases more credit liquidity and/or risk in one segment of the business than another.

         The TBW Short-Term Rating applies only to unsecured instruments that have a maturity of one year or less, and reflect the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


                              FINANCIAL STATEMENTS

The 1999 annual financial statements of the Funds, including notes to financial statements, financial highlights, and the Report of Independent Accountants, are included in RIF's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement of Additional Information and are incorporated herein by reference.

                                    GLOSSARY


     BOARD -- The Board of Trustees of RIF.

     CASH RESERVES -- Each Fund is authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments.

     CODE -- Internal Revenue Code of 1986, as amended.

     CONVERTIBLE SECURITY -- This is a fixed income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

     COVERED CALL OPTION -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.


     CUSTODIAN -- State Street Bank and Trust Company, RIF's custodian and portfolio accountant.

     DEPOSITORY RECEIPTS -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

     DERIVATIVES -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

     DISTRIBUTOR -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with RIF.

     EQUITY DERIVATIVE SECURITIES -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

     FORWARD COMMITMENTS -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

     FORWARD CURRENCY CONTRACTS -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

     RIF -- Russell Insurance Funds, an open-end management investment company which is registered with the SEC.

     FRIMCo -- Frank Russell Investment Management Company, RIF's administrator, manager and transfer and dividend paying agent.

     FUNDS -- The 5 investment series of RIF. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

     FUTURES AND OPTIONS ON FUTURES -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

     ILLIQUID SECURITIES -- The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the 1933 Act. These policies do not include (1) commercial paper issued under Section 4(2) of the Securities Act of1933, as amended (the "1933 Act"), or
(2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

     INSURANCE COMPANY -- An insurance company that has a relationship with RIF pursuant to which RIF Funds are the investment base for one or more variable insurance products offered by such insurance company.

     INVESTMENT GRADE -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.


     LENDING PORTFOLIO SECURITIES -- Each Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

     LIQUIDITY PORTFOLIO -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of each of the Multi-Style, Aggressive Equity, Non-U.S. and Real Estate Securities Funds' assets assigned to a liquidity portfolio. The liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

     MOODY'S -- Moody's Investors Service, Inc., an NRSRO

     MUNICIPAL OBLIGATIONS -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

     NET ASSET VALUE (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

     NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

     NYSE -- New York Stock Exchange

     OPTIONS ON SECURITIES, SECURITIES INDEXES AND CURRENCIES -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

     POLICIES -- one or more variable insurance products to be issued by one or more Insurance Companies.

     PRIME RATE -- The interest rate charged by leading US banks on loans to their most creditworthy customers


     REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

     REVERSE REPURCHASE AGREEMENTS -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

     RUSSELL -- Frank Russell Company, consultant to RIF and to the Funds

     S&P -- Standard & Poor's Ratings Group, an NRSRO

     S&P 500 -- Standard & Poor's 500 Composite Price Index

     SEPARATE ACCOUNT -- a segregated asset account of an Insurance Company which hold Shares of RIF.




     SHARES -- The Shares in the Funds described in this prospectus. Each share of a Fund represents a share of beneficial interest in the Fund.


     STATEMENT -- RIF's Statement of Additional Information.

     TRANSFER AGENT -- FRIMCo, in its capacity as RIF's transfer and dividend paying agent

     US -- United States

     US GOVERNMENT OBLIGATIONS -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.


     VARIABLE RATE OBLIGATION -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

     WARRANTS -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

     1940 ACT -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of RIF and the Funds.

     1933 ACT -- The Securities Act of 1933, as amended.

                                                         Russell Insurance Funds
                                                               File No. 33-18030
                                            1933 Act Post-Effective Amend. No. 8
                                                       1940 Act Amendment No. 12

                                     PART C

                                OTHER INFORMATION


ITEM 23         EXHIBITS

      (a)1.1 Master Trust Agreement (incorporated by reference to Pre-effective Amendment No. 4 filed September 20, 1996)

      (a)1.2 Amendment No. 1 to the Master Trust Agreement adopted October 5, 1998 (incorporated by reference to Item 23.1(b) filed under Post-Effective Amendment No. 6 filed February 9, 1999)

      (a)1.3    Amendment No. 2 to the Master Trust Agreement adopted
                February 8, 1999 (incorporated by reference to Item 23.1(b) filed under Post-Effective Amendment No. 7 filed April 23, 1999)

      (b) Bylaws (incorporated by reference to Pre-effective Amendment No. 4 filed September 20, 1996)

      (c)       Specimen Certificate of Shares of the Registrant (none)

      (d)1.1 Management Agreement between RIF and FRIMCo dated January 1, 1999 (incorporated by reference to Post-Effective Amendment No. 6 filed February 9, 1999)

      (d)1.2 Letter Agreement to the Management Agreement between RIF and FRIMCo dated February 8, 1999 adding the Real Estate Securities Fund (incorporated by reference to Item 23.4(a)(2) filed under Post-Effective Amendment No. 7 filed April 23, 1999)

      (d)1.3 Form of Portfolio Management Agreement between RIF, FRIMCo and Money Manager (incorporated by reference to Post-Effective Amendment No. 7 filed April 23, 1999)

      (e)1.1 Distribution Agreement between RIF and Russell Fund Distributors, Inc. dated January 1, 1999 (incorporated by reference to Post-Effective Amendment No. 6 filed on February 9,
                1999)

      (e)1.2 Letter Agreement to the Distribution Agreement between RIF and Russell Fund Distributors dated February 8, 1999 adding the Real Estate Securities Fund (incorporated by reference to Post-Effective Amendment No. 7 filed April 23, 1999)

      (f)       Bonus or Profit Sharing Contracts (none)

      (g)1.1 Custody Agreement between RIF and State Street Bank and Trust Company ("State Street") dated August 5, 1996 (incorporated by reference to Item 24(b)(8)(a) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

      (g)1.2 Form of Letter Agreement to the Custody Agreement between RIF and State Street Bank and Trust Company dated February 8, 1999 adding Real Estate Securities Fund (incorporated by reference to Item 23.7(a)(1) filed under Post-Effective Amendment No. 7 filed April 23, 1999)

      (h)1.1 Form of Participation Agreement between RIF, Russell Fund Distributors, Inc and various insurance companies
                (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No.4 filed on February 24,
                1998)

      (h)1.2 Transfer and Dividend Disbursing Agency Agreement between RIF and FRIMCo dated August 5, 1996 (incorporated by reference to Item 24(b)(9)(b) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

      (h)1.3 Letter Agreement amending Schedule A to the Transfer and Dividend Agency Agreement with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(b)(1) filed under Post-Effective Amendment No. 5 filed May 1, 1998)

      (h)1.4 Letter Agreement amending Schedule A to the Transfer and Dividend Agency Agreement with Frank Russell Investment Management Company dated February 9, 1999 adding the Real Estate Securities Fund (incorporated by reference to Post-Effective Amendment No. 7 filed April 23, 1999)

      (h)1.5 Form of Tax Accounting Services Agreement between RIF and State Street (incorporated by reference to Item 24(b)(9)(c) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

      (h)1.6 Form of Yield Calculation Services Agreement between RIF and State Street (incorporated by reference to Item 24(b)(9)(d) filed under Pre-effective Amendment No. 4 filed September 20,
                1996)

      (h)1.7 Form of Letter Agreement to the Yield Calculation Services Agreement between RIF and State Street Bank and Trust Company dated February 9, 1999 adding the Real Estate Securities Fund (incorporated by reference to Item 23.8(d)(1) filed under Post-Effective Amendment No. 7 filed April 23, 1999)

      (h)1.8 Joint Insurance Agreement between RIF and Frank Russell Investment Company dated August 5, 1996 (incorporated by reference to Item 24(b)(9)(e) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

      (h)1.9 Form of Letter Agreements regarding fee waivers and reimbursements (incorporated by reference to Post-Effective Amendment No. 7 filed April 23, 1999)

      (i)       Opinion and Consent of Counsel

      (j)1.1    Consent of Independent Auditors

      (j)1.2 Limited Powers of Attorney of RIF Trustees with respect to Amendments to the SEC Registration Statement of RIF (incorporated by reference to Item 24(b)(11)(b) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

      (j)1.3 Limited Powers of Attorney of RIF Trustees with respect to Amendments to the SEC Registration Stattement of RIF (incorporated by reference to Item 24(b)(11)(c) filed under Post-effective Amendment No. 1 filed February 27, 1997)

      (j)1.4 Limited Powers of Attorney of RIF Trustees with respect to Amendments to the SEC Registration Statement of RIF

      (k)       Financial Statement Omitted from Item 22 (none)

      (l) Form of Seed Money Subscription Agreement between RIF and General American (incorporated by reference to Item 24(b)(13) filed under Pre-effective Amendment No. 4 filed September 20,
                1996)

      (m)       Rule 12b-1 Plan (none)

      (n)       Financial Data Schedule (none)

      (o)       Rule 18f-3 Plan (none)

      (p) Codes of Ethics of the following investment advisers and sub-advisers:

          1.1   Frank Russell Investment Management Company
          1.2   AEW Capital Management, L.P.
          1.3   Alliance Capital Management L.P.
          1.4   Barclays Global Fund Advisors N.A.
          1.5   The Boston Company Asset Management
          1.6   Capital Works Investment Partners
          1.7   Cohen & Steers
          1.8   Geewax, Terker & Company
          1.9   Jacobs Levy Equity Management, Inc.
          1.10  J.P. Morgan Investment Management, Inc.
          1.11  Montgomery Asset Management LLC
          1.12  Oechsle International Advisors, LLC
          1.13  Pacific Investment Management Company
          1.14  Peachtree Asset Management
          1.15  Sanford C. Bernstein & Co., Inc.
          1.16  Security Capital Global Capital Management Group
          1.17  Standish, Ayer & Wood, Inc.'s
          1.18  Strong Capital Management
          1.19  Turner Investment Partners
          1.20  Westpeak Investment Advisors, L.P.

ITEM 24         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is controlled by its Board of Trustees

ITEM 25        INDEMNIFICATION

(Incorporated by reference to Item 27 filed under Pre-effective Amendment No. 4 filed September 20, 1996)

ITEM 26        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

SEE, Registrant's prospectus sections "The Purpose of RIF," Frank Russell Company -- Consultant to RIF," "Multi-Style, Multi Manager Diversification," "The Money Managers," "Money Manager Information," and "Management of the Funds," the Statement of Additional Information sections "Structure and Governance -- Trustees and Officers," "Operation of Investment Company - Consultant," and Money Manager Information."

ITEM 27        PRINCIPAL UNDERWRITER

(a)      SSgA Funds
         Frank Russell Investment Company

(b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant with respect to sales of Registrant's shares to Insurance Companies. The directors and officers of Russell Fund Distributors, Inc., their principal business address in each case is 909 A Street, Tacoma, Washington 98402, and their respective positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

                                          Positions and Offices with              Positions and Offices with
Name                                               Registrant                             Underwriter
----                                               ----------                             -----------
Lynn L. Anderson                         Trustee, President, Chief Executive    Director, Chairman of the Board and
                                         Officer, Chairman of the Board         Chief Executive Officer

Karl J. Ege                              Secretary and General Counsel          Secretary and General Counsel
Randall P. Lert                          Director of Investments                Director
J. David Griswold                        None                                   Assistant Secretary and Associate
                                                                                General Counsel
Gregory J. Lyons                         Assistant Secretary                    Assistant Secretary

B. James Rohrbacher                      None                                   Director of Compliance and Internal
                                                                                Audit, Chief Compliance Officer
Linda L. Gutmann                         None                                   Treasurer and Controller
Carla L. Anderson                        None                                   Assistant Secretary
John James                               None                                   Assistant Secretary

(c)      Inapplicable

ITEM 28        LOCATION OF ACCOUNTS AND RECORDS

RIF                                                  FRIMCo
---                                                  ------
Russell Insurance Funds                              Frank Russell Investment
909 A Street                                           Management Company
Tacoma, Washington 98402                             909 A Street
                                                     Tacoma, Washington 98402

SS                                                   MM
--                                                   --
State Street Bank & Trust Company                    Money Managers
1776 Heritage Drive JA4N                              SEE, Prospectus Section
North Quincy, Massachusetts 02171                     "Money Manager Profiles"
                                                      for Names and Addresses

         ITEM 31a-1

         (a) Records forming basis for financial statements - at principal offices of SS, RIF FRIMCo and MM for each entity
         (b)   RIF Records:
               (1)   SS - Journals, etc.
               (2)   SS - Ledgers, etc.
               (3)   Inapplicable
               (4)   RIF - Corporate charter, etc.
               (5)   MM - Brokerage orders
               (6)   MM - Other portfolio purchase orders
               (7)   SS - Contractual commitments
               (8)   SS and RIF - Trial balances
               (9)   MM - Reasons for brokerage allocations
               (10)  MM - Persons authorizing purchases and sales
               (11)  FRIC and MM - Files of advisory material
               (12)  ---
         (c)   Inapplicable
         (d)   FRIMCo - Broker-dealer records, to the extent applicable
         (e)   Inapplicable
         (f)   FRIMCo and MM - Investment adviser records

ITEM 29        MANAGEMENT SERVICES

None except as described in Parts A and B

ITEM 30        UNDERTAKINGS

The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Insurance Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) of the Securities Act of 1933 has duly caused this Post Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the city of Tacoma, and State of Washington on the 26th day of April 2000.


                                              RUSSELL INSURANCE FUNDS
                                                     Registrant

                                    By:     /s/ Lynn Anderson
                                       ---------------------------------------
                                       Lynn L. Anderson, Trustee and
                                       Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2000.


Signatures                                  Title
----------                                  -----

/s/ Lynn L. Anderson                        Trustee and Chairman of the Board
----------------------------------------
Lynn L. Anderson

/s/ Mark E. Swanson                         Treasurer, in his capacity
----------------------------------------    as Chief Accounting Officer
Mark E. Swanson

                                            Trustee
----------------------------------------
Paul E. Anderson*

                                            Trustee
----------------------------------------
Paul Anton, PhD*

                                            Trustee
----------------------------------------
William E. Baxter*

                                            Trustee
----------------------------------------
Kristianne Blake*

                                            Trustee
----------------------------------------
Lee C. Gingrich*

                                            Trustee
----------------------------------------
Eleanor W. Palmer*

                                            Trustee
----------------------------------------
Raymond P. Tennison, Jr.*

By:      /s/ Gregory J. Lyons               Assistant Secretary
   -------------------------------------
         Gregory J. Lyons


* Original Powers of Attorney authorizing the President, the Treasurer, any Assistant Treasurer, the Secretary or any Assistant Secretary, and each of them singly to sign this Amendment thereto on behalf of the Board of Trustees of Russell Insurance Funds are on file with the Securities and Exchange Commission.

                             EXHIBIT INDEX

Exhibit        Description
  No.          of Exhibit
  ---          ----------

(i)1.1         Opinion and Consent of Counsel

(j)1.1         Consent of Independent Auditors

(j)1.4         Limited Powers of Attorney

(p)1.1         Frank Russell Investment Management Company Code of Ethics
   1.2         AEW Capital Management, L.P. Code of Ethics
   1.3         Alliance Capital Management L.P. Code of Ethics
   1.4         Barclays Global Fund Advisors N.A. Code of Ethics
   1.5         The Boston Company Asset Management Code of Ethics
   1.6         Capital Works Investment Partners Code of Ethics
   1.7         Cohen & Steers Code of Ethics
   1.8         Geewax, Terker & Company Code of Ethics
   1.9         Jacobs Levy Equity Management, Inc. Code of Ethics
   1.10        J.P. Morgan Investment Management, Inc. Code of Ethics
   1.11        Montgomery Asset Management LLC Code of Ethics
   1.12        Oechsle International Advisors, LLC Code of Ethics
   1.13        Pacific Investment Management Company Code of Ethics
   1.14        Peachtree Asset Management Code of Ethics
   1.15        Sanford C. Bernstein & Co., Inc. Code of Ethics
   1.16        Security Capital Global Capital Management Group Code of Ethics
   1.17        Standish, Ayer & Wood, Inc.'s Code of Ethics
   1.18        Strong Capital Management Code of Ethics
   1.19        Turner Investment Partners Code of Ethics
   1.20        Westpeak Investment Advisors, L.P. Code of Ethics

                             Russell Insurance Funds

                                FILE NO. 33-18030
                                FILE NO. 811-5371
                                -----------------


                                    EXHIBITS
                                    --------

                            Listed in Part C, Item 23
                        To Post-Effective Amendment No. 8
                              and Amendment No. 12
                                       to
                       Registration Statement on Form N-1A
                                      Under
                             Securities Act of 1933
                                       and
                         Investment Company Act of 1940